UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (12.0%)
Walt Disney Co.	16,224,852	1,299,124
Comcast Corp. Class A	25,110,091	1,256,007
* Amazon.com Inc.	3,704,225	1,246,546
Home Depot Inc.	14,022,424	1,109,594
McDonald's Corp.	9,856,776	966,260
* priceline.com Inc.	519,209	618,840
Twenty-First Century Fox Inc. Class A	19,325,790	617,846
Ford Motor Co.	39,270,988	612,627
Time Warner Inc.	8,888,836	580,708
Starbucks Corp.	7,526,965	552,329
NIKE Inc. Class B	7,406,635	547,054
Lowe's Cos. Inc.	10,414,064	509,248
General Motors Co.	12,981,168	446,812
TJX Cos. Inc.	7,081,918	429,518
Target Corp.	6,294,241	380,865
Time Warner Cable Inc.	2,762,804	379,001
* DIRECTV	4,718,139	360,560
CBS Corp. Class B	5,495,134	339,599
Viacom Inc. Class B	3,968,236	337,260
Yum! Brands Inc.	4,408,994	332,394
Johnson Controls Inc.	6,609,968	312,784
Macy's Inc.	3,669,416	217,560
VF Corp.	3,508,413	217,101
* Netflix Inc.	595,564	209,656
Delphi Automotive plc	2,776,634	188,422
Omnicom Group Inc.	2,571,269	186,674
* Discovery Communications Inc. Class A	2,214,827	183,166
* AutoZone Inc.	335,687	180,297
Wynn Resorts Ltd.	806,329	179,126
* Chipotle Mexican Grill Inc. Class A	308,952	175,500
* Michael Kors Holdings Ltd.	1,786,742	166,649
Carnival Corp.	4,364,360	165,235
* Dollar General Corp.	2,934,140	162,786
* O'Reilly Automotive Inc.	1,059,305	157,190
Ross Stores Inc.	2,140,276	153,137
Starwood Hotels & Resorts Worldwide Inc.	1,911,344	152,143
Harley-Davidson Inc.	2,191,405	145,969
* Bed Bath & Beyond Inc.	2,120,501	145,890
BorgWarner Inc.	2,270,007	139,537
L Brands Inc.	2,428,301	137,855
Coach Inc.	2,764,380	137,279
Mattel Inc.	3,389,496	135,953
Genuine Parts Co.	1,530,937	132,962
Marriott International Inc.	2,202,079	123,360
Whirlpool Corp.	771,439	115,299
Kohl's Corp.	2,004,632	113,863
* Dollar Tree Inc.	2,072,461	108,141
Gap Inc.	2,638,056	105,681
* CarMax Inc.	2,223,112	104,042

PVH Corp.	812,956	101,433
* TripAdvisor Inc.	1,104,958	100,098
Tractor Supply Co.	1,389,941	98,172
Ralph Lauren Corp. Class A	588,884	94,769
Tiffany & Co.	1,096,706	94,481
Wyndham Worldwide Corp.	1,276,271	93,461
Nordstrom Inc.	1,425,046	88,994
* News Corp. Class A	4,959,282	85,399
Newell Rubbermaid Inc.	2,777,695	83,053
Scripps Networks Interactive Inc. Class A	1,092,751	82,951
* Mohawk Industries Inc.	608,299	82,717
H&R Block Inc.	2,731,042	82,450
Expedia Inc.	1,018,664	73,853
Staples Inc.	6,480,907	73,493
Interpublic Group of Cos. Inc.	4,223,332	72,388
Best Buy Co. Inc.	2,722,428	71,899
Harman International Industries Inc.	675,169	71,838
PetSmart Inc.	1,033,208	71,178
Lennar Corp. Class A	1,750,986	69,374
^ Garmin Ltd.	1,224,543	67,668
Darden Restaurants Inc.	1,307,398	66,364
PulteGroup Inc.	3,412,391	65,484
Goodyear Tire & Rubber Co.	2,470,768	64,561
Hasbro Inc.	1,160,733	64,560
Gannett Co. Inc.	2,264,626	62,504
DR Horton Inc.	2,830,371	61,278
* Fossil Group Inc.	478,834	55,837
Family Dollar Stores Inc.	949,861	55,101
GameStop Corp. Class A	1,151,080	47,309
Leggett & Platt Inc.	1,380,549	45,061
Comcast Corp.	844,535	41,180
* Urban Outfitters Inc.	1,083,557	39,517
Cablevision Systems Corp. Class A	2,128,368	35,906
International Game Technology	2,452,210	34,478
* AutoNation Inc.	627,204	33,386
Graham Holdings Co. Class B	43,423	30,559
		20,038,203
Consumer Staples (9.6%)
Procter & Gamble Co.	26,998,556	2,176,084
Coca-Cola Co.	37,729,408	1,458,619
Philip Morris International Inc.	15,784,538	1,292,280
PepsiCo Inc.	15,159,937	1,265,855
Wal-Mart Stores Inc.	16,110,013	1,231,288
CVS Caremark Corp.	11,774,067	881,407
Altria Group Inc.	19,843,960	742,759
Mondelez International Inc. Class A	16,937,654	585,196
Walgreen Co.	8,704,510	574,759
Colgate-Palmolive Co.	8,692,979	563,914
Costco Wholesale Corp.	4,378,677	489,011
Kimberly-Clark Corp.	3,777,999	416,524
Kraft Foods Group Inc.	5,937,995	333,122
General Mills Inc.	6,216,717	322,150
Archer-Daniels-Midland Co.	6,553,887	284,373
Kroger Co.	5,142,643	224,476
Sysco Corp.	5,825,174	210,464
Lorillard Inc.	3,606,923	195,062
Whole Foods Market Inc.	3,704,230	187,842

Estee Lauder Cos. Inc. Class A	2,545,262	170,227
Mead Johnson Nutrition Co.	2,008,236	166,965
Reynolds American Inc.	3,101,319	165,672
Kellogg Co.	2,557,362	160,372
Hershey Co.	1,493,340	155,905
Brown-Forman Corp. Class B	1,614,237	144,781
* Constellation Brands Inc. Class A	1,665,634	141,529
Beam Inc.	1,647,676	137,251
* Keurig Green Mountain Inc.	1,286,148	135,804
ConAgra Foods Inc.	4,186,666	129,912
Tyson Foods Inc. Class A	2,677,202	117,824
Clorox Co.	1,293,813	113,869
Coca-Cola Enterprises Inc.	2,365,353	112,969
Dr Pepper Snapple Group Inc.	1,964,679	106,996
JM Smucker Co.	1,032,671	100,417
McCormick & Co. Inc.	1,306,360	93,718
* Monster Beverage Corp.	1,346,212	93,494
Molson Coors Brewing Co. Class B	1,577,032	92,824
Safeway Inc.	2,293,699	84,729
Campbell Soup Co.	1,781,105	79,936
Hormel Foods Corp.	1,341,036	66,073
Avon Products Inc.	4,321,482	63,267
		16,069,719
Energy (10.1%)
Exxon Mobil Corp.	43,028,098	4,202,985
Chevron Corp.	19,009,987	2,260,478
Schlumberger Ltd.	13,017,693	1,269,225
ConocoPhillips	12,208,983	858,902
Occidental Petroleum Corp.	7,913,788	754,105
EOG Resources Inc.	2,719,720	533,527
Halliburton Co.	8,472,717	498,958
Phillips 66	5,851,468	450,914
Anadarko Petroleum Corp.	5,016,430	425,193
National Oilwell Varco Inc.	4,267,190	332,286
Apache Corp.	3,930,691	326,051
Baker Hughes Inc.	4,352,138	282,976
Valero Energy Corp.	5,301,046	281,486
Williams Cos. Inc.	6,813,293	276,483
Pioneer Natural Resources Co.	1,422,786	266,260
Marathon Petroleum Corp.	2,932,463	255,242
Devon Energy Corp.	3,812,542	255,173
Noble Energy Inc.	3,583,058	254,540
Spectra Energy Corp.	6,671,940	246,461
Marathon Oil Corp.	6,938,607	246,459
Hess Corp.	2,720,669	225,489
Kinder Morgan Inc.	6,671,340	216,752
* Southwestern Energy Co.	3,514,658	161,709
EQT Corp.	1,502,686	145,715
Cabot Oil & Gas Corp.	4,204,952	142,464
Transocean Ltd.	3,379,585	139,712
Range Resources Corp.	1,630,088	135,248
* Cameron International Corp.	2,158,915	133,356
Chesapeake Energy Corp.	5,042,256	129,183
* FMC Technologies Inc.	2,350,382	122,902
Ensco plc Class A	2,325,886	122,760
ONEOK Inc.	2,069,578	122,623
Helmerich & Payne Inc.	1,070,949	115,191

Murphy Oil Corp.	1,714,918	107,800
CONSOL Energy Inc.	2,282,296	91,178
Noble Corp. plc	2,531,144	82,870
Tesoro Corp.	1,312,712	66,410
Nabors Industries Ltd.	2,598,871	64,062
Denbury Resources Inc.	3,538,420	58,030
QEP Resources Inc.	1,782,574	52,479
Peabody Energy Corp.	2,696,796	44,066
* Newfield Exploration Co.	1,355,027	42,494
* Rowan Cos. plc Class A	1,235,072	41,597
^ Diamond Offshore Drilling Inc.	691,055	33,696
		16,875,490
Financials (16.4%)
Wells Fargo & Co.	47,678,712	2,371,539
JPMorgan Chase & Co.	37,706,879	2,289,185
* Berkshire Hathaway Inc. Class B	16,786,676	2,097,831
Bank of America Corp.	105,231,253	1,809,978
Citigroup Inc.	30,235,362	1,439,203
American Express Co.	9,099,264	819,207
US Bancorp	18,148,151	777,830
American International Group Inc.	14,578,573	729,074
Goldman Sachs Group Inc.	4,192,718	686,977
MetLife Inc.	11,187,753	590,713
Simon Property Group Inc.	3,129,295	513,204
PNC Financial Services Group Inc.	5,318,046	462,670
Capital One Financial Corp.	5,703,942	440,116
Morgan Stanley	13,967,972	435,382
Bank of New York Mellon Corp.	11,302,620	398,869
BlackRock Inc.	1,251,017	393,420
Prudential Financial Inc.	4,610,462	390,276
ACE Ltd.	3,352,380	332,087
American Tower Corporation	3,932,104	321,921
Charles Schwab Corp.	11,633,421	317,941
State Street Corp.	4,296,678	298,834
Travelers Cos. Inc.	3,507,234	298,466
Aflac Inc.	4,537,525	286,046
BB&T Corp.	7,076,775	284,274
Discover Financial Services	4,687,838	272,785
Marsh & McLennan Cos. Inc.	5,459,135	269,135
Aon plc	2,997,689	252,645
Allstate Corp.	4,451,087	251,843
Crown Castle International Corp.	3,325,819	245,379
Public Storage	1,439,419	242,528
CME Group Inc.	3,141,672	232,515
IntercontinentalExchange Group Inc.	1,144,626	226,441
Chubb Corp.	2,445,751	218,406
Franklin Resources Inc.	4,020,555	217,834
T. Rowe Price Group Inc.	2,609,843	214,921
SunTrust Banks Inc.	5,324,390	211,857
Ameriprise Financial Inc.	1,900,751	209,216
McGraw Hill Financial Inc.	2,698,727	205,913
Prologis Inc.	4,975,293	203,141
Fifth Third Bancorp	8,478,976	194,592
Equity Residential	3,344,075	193,923
Ventas Inc.	2,930,557	177,504
HCP Inc.	4,552,644	176,597
Boston Properties Inc.	1,523,720	174,512

Health Care REIT Inc.	2,887,664	172,105
Vornado Realty Trust	1,734,522	170,954
Weyerhaeuser Co.	5,821,269	170,854
Invesco Ltd.	4,313,524	159,600
AvalonBay Communities Inc.	1,211,470	159,090
M&T Bank Corp.	1,304,959	158,292
Regions Financial Corp.	14,136,393	157,055
Hartford Financial Services Group Inc.	4,444,904	156,772
Host Hotels & Resorts Inc.	7,536,004	152,529
Moody's Corp.	1,872,795	148,550
Northern Trust Corp.	2,221,448	145,638
* Berkshire Hathaway Inc. Class A	759	142,199
Loews Corp.	3,047,874	134,259
Lincoln National Corp.	2,626,154	133,067
Progressive Corp.	5,453,904	132,094
KeyCorp	8,857,180	126,126
Principal Financial Group Inc.	2,737,064	125,878
General Growth Properties Inc.	5,192,289	114,230
SLM Corp.	4,269,392	104,515
Comerica Inc.	1,813,349	93,931
Unum Group	2,583,936	91,239
Kimco Realty Corp.	4,081,000	89,292
* Genworth Financial Inc. Class A	4,933,479	87,471
Leucadia National Corp.	3,118,834	87,327
Macerich Co.	1,399,835	87,252
XL Group plc Class A	2,749,340	85,917
Huntington Bancshares Inc.	8,278,340	82,535
* CBRE Group Inc. Class A	2,777,260	76,180
Plum Creek Timber Co. Inc.	1,763,830	74,151
Cincinnati Financial Corp.	1,465,669	71,319
Torchmark Corp.	882,014	69,414
* E*TRADE Financial Corp.	2,871,221	66,096
Zions Bancorporation	1,837,695	56,932
Legg Mason Inc.	1,041,824	51,091
Hudson City Bancorp Inc.	4,727,273	46,469
Assurant Inc.	712,087	46,257
People's United Financial Inc.	3,083,831	45,857
Apartment Investment & Management Co. Class A	1,452,232	43,886
NASDAQ OMX Group Inc.	1,162,068	42,927
		27,336,080
Health Care (13.3%)
Johnson & Johnson	28,168,430	2,766,985
Pfizer Inc.	63,557,313	2,041,461
Merck & Co. Inc.	29,281,014	1,662,283
* Gilead Sciences Inc.	15,317,159	1,085,374
Amgen Inc.	7,518,070	927,279
Bristol-Myers Squibb Co.	16,370,620	850,454
AbbVie Inc.	15,817,797	813,035
UnitedHealth Group Inc.	9,849,984	807,600
* Biogen Idec Inc.	2,353,907	719,990
Medtronic Inc.	9,965,716	613,290
Abbott Laboratories	15,365,293	591,717
* Express Scripts Holding Co.	7,727,429	580,253
Eli Lilly & Co.	9,811,728	577,518
* Celgene Corp.	4,042,993	564,402
Thermo Fisher Scientific Inc.	3,901,390	469,103
McKesson Corp.	2,291,602	404,628

Baxter International Inc.	5,408,942	397,990
Allergan Inc.	2,972,170	368,846
* Actavis plc	1,734,647	357,077
Covidien plc	4,488,541	330,626
* Alexion Pharmaceuticals Inc.	1,969,333	299,595
WellPoint Inc.	2,811,861	279,921
Aetna Inc.	3,610,755	270,698
Stryker Corp.	2,934,400	239,066
Cardinal Health Inc.	3,413,733	238,893
* Regeneron Pharmaceuticals Inc.	784,029	235,428
Cigna Corp.	2,724,248	228,101
Becton Dickinson and Co.	1,921,804	225,005
* Forest Laboratories Inc.	2,374,907	219,133
Perrigo Co. plc	1,331,965	206,002
Agilent Technologies Inc.	3,320,293	185,671
St. Jude Medical Inc.	2,826,264	184,809
* Mylan Inc.	3,708,792	181,100
* Boston Scientific Corp.	13,186,681	178,284
Humana Inc.	1,533,917	172,903
* Intuitive Surgical Inc.	380,128	166,492
* Vertex Pharmaceuticals Inc.	2,347,953	166,047
* Cerner Corp.	2,945,678	165,694
Zimmer Holdings Inc.	1,686,189	159,480
AmerisourceBergen Corp. Class A	2,282,853	149,732
Zoetis Inc.	4,979,370	144,103
* DaVita HealthCare Partners Inc.	1,762,337	121,337
CR Bard Inc.	772,623	114,333
* Waters Corp.	848,353	91,970
* Varian Medical Systems Inc.	1,031,386	86,626
* CareFusion Corp.	2,075,455	83,475
* Laboratory Corp. of America Holdings	849,606	83,440
Quest Diagnostics Inc.	1,437,288	83,248
* Edwards Lifesciences Corp.	1,068,088	79,220
* Hospira Inc.	1,657,999	71,709
DENTSPLY International Inc.	1,412,542	65,033
PerkinElmer Inc.	1,121,795	50,548
* Tenet Healthcare Corp.	964,004	41,269
Patterson Cos. Inc.	816,025	34,077
		22,232,353
Industrials (10.6%)
General Electric Co.	99,903,702	2,586,507
United Technologies Corp.	8,384,440	979,638
Boeing Co.	6,810,274	854,621
3M Co.	6,268,890	850,438
Union Pacific Corp.	4,531,321	850,348
Honeywell International Inc.	7,808,048	724,275
United Parcel Service Inc. Class B	7,076,274	689,088
Caterpillar Inc.	6,351,231	631,122
Emerson Electric Co.	7,000,178	467,612
Danaher Corp.	5,981,561	448,617
Lockheed Martin Corp.	2,688,666	438,898
FedEx Corp.	2,766,152	366,681
Precision Castparts Corp.	1,446,149	365,529
Eaton Corp. plc	4,733,027	355,545
General Dynamics Corp.	3,237,743	352,655
Deere & Co.	3,681,430	334,274
Illinois Tool Works Inc.	3,890,930	316,449

Raytheon Co.	3,130,746	309,286
Norfolk Southern Corp.	3,083,053	299,580
Delta Air Lines Inc.	8,455,186	292,972
CSX Corp.	10,030,247	290,576
Northrop Grumman Corp.	2,157,709	266,218
Cummins Inc.	1,728,474	257,525
PACCAR Inc.	3,527,415	237,889
Tyco International Ltd.	4,583,915	194,358
Waste Management Inc.	4,304,813	181,103
Parker Hannifin Corp.	1,485,116	177,783
Rockwell Automation Inc.	1,382,030	172,132
Southwest Airlines Co.	6,990,662	165,050
Pentair Ltd.	1,965,407	155,935
WW Grainger Inc.	609,755	154,061
Ingersoll-Rand plc	2,575,076	147,397
Dover Corp.	1,693,135	138,414
Fastenal Co.	2,719,048	134,103
Roper Industries Inc.	991,383	132,360
Nielsen Holdings NV	2,829,822	126,295
Stanley Black & Decker Inc.	1,549,636	125,892
AMETEK Inc.	2,440,555	125,664
Fluor Corp.	1,596,917	124,128
Kansas City Southern	1,097,988	112,061
Textron Inc.	2,813,408	110,539
Flowserve Corp.	1,370,214	107,343
Rockwell Collins Inc.	1,346,319	107,261
L-3 Communications Holdings Inc.	855,034	101,022
Pall Corp.	1,093,277	97,815
* Stericycle Inc.	848,168	96,369
Republic Services Inc. Class A	2,693,558	92,012
* Jacobs Engineering Group Inc.	1,313,675	83,418
Equifax Inc.	1,215,457	82,688
* Quanta Services Inc.	2,168,688	80,025
Expeditors International of Washington Inc.	2,018,329	79,986
Masco Corp.	3,549,615	78,837
CH Robinson Worldwide Inc.	1,478,587	77,463
Xylem Inc.	1,839,447	66,993
Snap-on Inc.	577,839	65,573
Cintas Corp.	1,000,788	59,657
Joy Global Inc.	995,354	57,731
Robert Half International Inc.	1,366,329	57,318
ADT Corp.	1,822,152	54,573
Pitney Bowes Inc.	2,013,245	52,324
Iron Mountain Inc.	1,694,262	46,711
Allegion plc	892,026	46,537
Ryder System Inc.	530,882	42,428
Dun & Bradstreet Corp.	373,694	37,126
		17,714,828
Information Technology (18.6%)
Apple Inc.	8,881,844	4,767,241
* Google Inc. Class A	2,810,797	3,132,661
Microsoft Corp.	75,214,603	3,083,047
International Business Machines Corp.	9,747,006	1,876,201
Oracle Corp.	34,482,691	1,410,687
QUALCOMM Inc.	16,838,914	1,327,917
Intel Corp.	49,508,486	1,277,814
Cisco Systems Inc.	51,293,660	1,149,491

Visa Inc. Class A	5,047,385	1,089,529
* Facebook Inc. Class A	17,010,652	1,024,722
MasterCard Inc. Class A	10,161,000	759,027
* eBay Inc.	11,602,471	640,921
Hewlett-Packard Co.	18,870,841	610,660
EMC Corp.	20,170,463	552,872
Texas Instruments Inc.	10,796,238	509,043
Accenture plc Class A	6,342,919	505,658
Automatic Data Processing Inc.	4,797,926	370,688
* Yahoo! Inc.	9,347,777	335,585
* Salesforce.com Inc.	5,587,188	318,973
* Cognizant Technology Solutions Corp. Class A	6,046,640	306,020
* Adobe Systems Inc.	4,623,844	303,972
Corning Inc.	13,858,112	288,526
* Micron Technology Inc.	10,562,011	249,897
Applied Materials Inc.	12,057,108	246,206
TE Connectivity Ltd.	4,084,133	245,906
Intuit Inc.	2,820,796	219,260
Western Digital Corp.	2,094,008	192,272
Seagate Technology plc	3,273,851	183,859
SanDisk Corp.	2,245,676	182,326
Broadcom Corp. Class A	5,496,528	173,031
Analog Devices Inc.	3,112,339	165,390
Fidelity National Information Services Inc.	2,894,650	154,719
Motorola Solutions Inc.	2,250,097	144,659
Amphenol Corp. Class A	1,575,526	144,397
* Alliance Data Systems Corp.	529,527	144,270
Xilinx Inc.	2,657,515	144,223
* Fiserv Inc.	2,534,365	143,673
Symantec Corp.	6,886,946	137,532
Paychex Inc.	3,228,083	137,516
* Juniper Networks Inc.	4,990,522	128,556
Xerox Corp.	11,092,512	125,345
NetApp Inc.	3,299,086	121,736
KLA-Tencor Corp.	1,658,980	114,702
Altera Corp.	3,162,551	114,611
Linear Technology Corp.	2,349,502	114,397
* Autodesk Inc.	2,262,578	111,274
* Citrix Systems Inc.	1,830,012	105,098
* Akamai Technologies Inc.	1,778,114	103,504
* Red Hat Inc.	1,887,644	100,007
CA Inc.	3,210,736	99,436
NVIDIA Corp.	5,519,723	98,858
Microchip Technology Inc.	1,983,238	94,719
* Electronic Arts Inc.	3,083,355	89,448
Western Union Co.	5,457,091	89,278
* Lam Research Corp.	1,616,509	88,908
Computer Sciences Corp.	1,451,001	88,250
* F5 Networks Inc.	751,440	80,126
* Teradata Corp.	1,585,547	77,993
Harris Corp.	1,063,659	77,817
* VeriSign Inc.	1,251,447	67,466
LSI Corp.	5,549,889	61,437
FLIR Systems Inc.	1,400,245	50,409
Total System Services Inc.	1,643,141	49,968
* First Solar Inc.	702,332	49,016

Jabil Circuit Inc.	1,865,458	33,578
		30,986,328
Materials (3.5%)
EI du Pont de Nemours & Co.	9,231,116	619,408
Monsanto Co.	5,226,511	594,620
Dow Chemical Co.	12,106,731	588,266
Praxair Inc.	2,927,373	383,398
LyondellBasell Industries NV Class A	4,299,517	382,399
Freeport-McMoRan Copper & Gold Inc.	10,340,392	341,957
Ecolab Inc.	2,694,699	291,001
PPG Industries Inc.	1,378,973	266,776
Air Products & Chemicals Inc.	2,107,360	250,860
International Paper Co.	4,369,652	200,480
Mosaic Co.	3,376,129	168,806
Sherwin-Williams Co.	849,000	167,363
Nucor Corp.	3,170,408	160,232
CF Industries Holdings Inc.	552,358	143,967
Alcoa Inc.	10,732,188	138,123
Eastman Chemical Co.	1,518,391	130,900
Newmont Mining Corp.	4,958,710	116,232
Sigma-Aldrich Corp.	1,189,638	111,088
FMC Corp.	1,323,446	101,323
Vulcan Materials Co.	1,300,373	86,410
International Flavors & Fragrances Inc.	809,458	77,441
Ball Corp.	1,399,754	76,721
Airgas Inc.	663,020	70,618
MeadWestvaco Corp.	1,738,751	65,447
Sealed Air Corp.	1,950,246	64,105
* Owens-Illinois Inc.	1,641,076	55,518
Avery Dennison Corp.	954,183	48,348
Allegheny Technologies Inc.	1,073,008	40,431
United States Steel Corp.	1,438,210	39,709
Bemis Co. Inc.	1,010,883	39,667
^ Cliffs Natural Resources Inc.	1,525,201	31,206
		5,852,820
Telecommunication Services (2.4%)
Verizon Communications Inc.	41,235,063	1,961,552
AT&T Inc.	51,846,779	1,818,266
CenturyLink Inc.	5,755,433	189,008
Frontier Communications Corp.	9,935,570	56,633
^ Windstream Holdings Inc.	5,924,352	48,817
		4,074,276
Utilities (3.1%)
Duke Energy Corp.	7,034,677	501,010
NextEra Energy Inc.	4,335,511	414,562
Dominion Resources Inc.	5,790,269	411,051
Southern Co.	8,841,937	388,515
Exelon Corp.	8,535,439	286,449
American Electric Power Co. Inc.	4,856,215	246,016
Sempra Energy	2,263,430	219,009
PPL Corp.	6,280,801	208,146
PG&E Corp.	4,557,549	196,886
Public Service Enterprise Group Inc.	5,040,529	192,246
Edison International	3,244,528	183,673
Consolidated Edison Inc.	2,916,885	156,491
Xcel Energy Inc.	4,962,191	150,652

Northeast Utilities			3,141,262	142,927
FirstEnergy Corp.			4,169,955	141,904
DTE Energy Co.			1,763,544	131,014
Entergy Corp.			1,778,330	118,881
NiSource Inc.			3,127,013	111,103
Wisconsin Energy Corp.			2,250,257	104,749
NRG Energy Inc.			3,238,908	102,997
CenterPoint Energy Inc.			4,270,870	101,177
Ameren Corp.			2,416,407	99,556
AES Corp.			6,560,823	93,689
CMS Energy Corp.			2,656,463	77,781
SCANA Corp.			1,405,824	72,147
Pinnacle West Capital Corp.			1,095,339	59,871
AGL Resources Inc.			1,181,973	57,869
Pepco Holdings Inc.			2,490,188	50,999
Integrys Energy Group Inc.			794,863	47,414
TECO Energy Inc.			2,037,634	34,945
				5,103,729
Total Common Stocks (Cost $108,956,734)				166,283,826
	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.122%		599,276,852	599,277

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.095%	4/9/14	6,000	6,000
[5,6] Federal Home Loan Bank Discount Notes	0.090%	4/4/14	4,400	4,400
6 Federal Home Loan Bank Discount Notes	0.056% -0.080%	4/9/14	1,200	1,200
[5,6] Federal Home Loan Bank Discount Notes	0.060%	4/16/14	4,000	4,000
[5,6] Federal Home Loan Bank Discount Notes	0.075%	5/21/14	4,400	4,399
[5,6] Federal Home Loan Bank Discount Notes	0.060%	5/23/14	2,500	2,500
[5,6] Federal Home Loan Bank Discount Notes	0.050% -0.125%	5/30/14	5,400	5,399
[5,6] Federal Home Loan Bank Discount Notes	0.074%	6/18/14	5,000	4,998
6 Federal Home Loan Bank Discount Notes	0.065%	6/27/14	7,500	7,499
[5,6] Federal Home Loan Bank Discount Notes	0.080%	7/16/14	4,100	4,098
[5,6] Federal Home Loan Bank Discount Notes	0.110%	7/30/14	800	800
4 Freddie Mac Discount Notes	0.075%	4/7/14	1,100	1,100
				46,393
Total Temporary Cash Investments (Cost $645,672)				645,670
Total Investments (100.0%) (Cost $109,602,406)				166,929,496
Other Assets and Liabilities-Net (0.0%)[2]				(5,992)
Net Assets (100%)				166,923,504

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $30,730,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Includes $31,419,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $32,595,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	166,283,826	—	—
Temporary Cash Investments	599,277	46,393	—
Futures Contracts—Assets[1]	5,238	—	—
Total	166,888,341	46,393	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Institutional Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) (Depreciation)
S&P 500 Index	June 2014	811	378,048	2,058
E-mini S&P 500 Index	June 2014	3,323	309,803	2,981
				5,039

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $109,602,406,000. Net unrealized appreciation of investment securities for tax purposes was $57,327,090,000, consisting of unrealized gains of $60,554,291,000 on securities that had risen in value since their purchase and $3,227,201,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (3.1%)
EI du Pont de Nemours & Co.	1,661,311	111,474
Dow Chemical Co.	2,177,220	105,791
LyondellBasell Industries NV Class A	826,436	73,503
Praxair Inc.	526,454	68,950
Freeport-McMoRan Copper & Gold Inc.	1,859,078	61,480
Ecolab Inc.	484,900	52,364
PPG Industries Inc.	235,949	45,647
Air Products & Chemicals Inc.	378,996	45,116
International Paper Co.	785,736	36,050
Mosaic Co.	578,709	28,935
Nucor Corp.	570,156	28,816
CF Industries Holdings Inc.	99,330	25,889
Alcoa Inc.	1,929,882	24,838
Eastman Chemical Co.	245,874	21,197
Newmont Mining Corp.	883,497	20,709
Sigma-Aldrich Corp.	214,005	19,984
FMC Corp.	238,362	18,249
CONSOL Energy Inc.	410,597	16,403
Celanese Corp. Class A	281,982	15,653
International Flavors & Fragrances Inc.	145,717	13,941
Ashland Inc.	139,413	13,869
* WR Grace & Co.	131,087	13,000
Airgas Inc.	119,267	12,703
RPM International Inc.	238,480	9,978
Rockwood Holdings Inc.	132,694	9,872
Albemarle Corp.	145,735	9,680
Reliance Steel & Aluminum Co.	132,164	9,339
Avery Dennison Corp.	173,011	8,766
Huntsman Corp.	346,752	8,468
Peabody Energy Corp.	486,426	7,948
NewMarket Corp.	18,989	7,421
Allegheny Technologies Inc.	184,012	6,934
Royal Gold Inc.	109,842	6,878
^ United States Steel Corp.	246,182	6,797
Steel Dynamics Inc.	380,041	6,761
Domtar Corp.	57,246	6,424
PolyOne Corp.	172,264	6,315
Cytec Industries Inc.	63,940	6,241
Cabot Corp.	103,764	6,128
Carpenter Technology Corp.	90,445	5,973
Axiall Corp.	125,424	5,634
^ Cliffs Natural Resources Inc.	274,126	5,609
Sensient Technologies Corp.	90,326	5,095
Compass Minerals International Inc.	60,230	4,970
Westlake Chemical Corp.	72,340	4,787
* Chemtura Corp.	174,408	4,411
HB Fuller Co.	90,889	4,388
Minerals Technologies Inc.	62,392	4,028
Commercial Metals Co.	211,278	3,989

	Olin Corp.	143,829	3,971
*	KapStone Paper and Packaging Corp.	129,074	3,722
	US Silica Holdings Inc.	95,914	3,661
	Worthington Industries Inc.	94,704	3,622
*	Stillwater Mining Co.	214,717	3,180
*	Resolute Forest Products Inc.	150,212	3,018
	AMCOL International Corp.	62,590	2,865
	Balchem Corp.	54,521	2,842
*	Ferro Corp.	207,874	2,840
*	Polypore International Inc.	82,045	2,807
*	Clearwater Paper Corp.	44,294	2,776
	Tronox Ltd. Class A	110,749	2,632
	Arch Coal Inc.	545,418	2,629
*	SunCoke Energy Inc.	113,623	2,595
*	Calgon Carbon Corp.	115,700	2,526
*,^ AK Steel Holding Corp.		341,853	2,468
*	Cloud Peak Energy Inc.	114,157	2,413
	Kaiser Aluminum Corp.	31,613	2,258
	PH Glatfelter Co.	78,960	2,149
	Globe Specialty Metals Inc.	102,760	2,139
	Innophos Holdings Inc.	35,848	2,033
	Neenah Paper Inc.	38,487	1,991
*	Intrepid Potash Inc.	124,757	1,929
	Innospec Inc.	41,530	1,878
	Quaker Chemical Corp.	22,411	1,767
	OM Group Inc.	52,245	1,736
*	Kraton Performance Polymers Inc.	66,253	1,732
*	Coeur Mining Inc.	182,473	1,695
*	Alpha Natural Resources Inc.	396,834	1,687
*	Cambrex Corp.	88,928	1,678
*	Platform Specialty Products Corp.	84,373	1,607
	Hecla Mining Co.	512,683	1,574
	Stepan Co.	23,367	1,509
*	Century Aluminum Co.	112,077	1,481
	Aceto Corp.	73,571	1,478
*	RTI International Metals Inc.	48,986	1,361
	Koppers Holdings Inc.	32,080	1,323
	Haynes International Inc.	23,229	1,254
	American Vanguard Corp.	56,307	1,219
	A Schulman Inc.	33,583	1,218
*	Allied Nevada Gold Corp.	264,323	1,139
	Deltic Timber Corp.	17,319	1,130
*	Horsehead Holding Corp.	58,000	976
	Kronos Worldwide Inc.	56,434	941
^	Walter Energy Inc.	118,280	894
*,^ Molycorp Inc.		189,962	891
	Ampco-Pittsburgh Corp.	46,340	874
	Tredegar Corp.	37,730	868
*	OMNOVA Solutions Inc.	78,397	814
*	LSB Industries Inc.	20,853	780
*	Senomyx Inc.	66,934	714
	Hawkins Inc.	19,323	710
*	Rentech Inc.	295,689	562
	Olympic Steel Inc.	19,107	548
	Wausau Paper Corp.	42,028	535
	Chase Corp.	16,107	508
	Gold Resource Corp.	87,301	417

	Zep Inc.	23,017	407
*	General Moly Inc.	341,714	338
	KMG Chemicals Inc.	18,032	283
*	Universal Stainless & Alloy Products Inc.	8,233	278
*	Westmoreland Coal Co.	9,200	274
	Noranda Aluminum Holding Corp.	65,560	269
	Friedman Industries Inc.	29,963	253
*	Penford Corp.	17,218	247
*,^ Paramount Gold and Silver Corp.		194,400	239
	FutureFuel Corp.	10,994	223
*	Golden Minerals Co.	243,316	203
*,^ Verso Paper Corp.		52,139	151
*	Codexis Inc.	54,399	111
*	Solitario Exploration & Royalty Corp.	56,237	71
*	Ikonics Corp.	2,424	59
*	Mines Management Inc.	48,299	54
	NL Industries Inc.	4,487	49
*,^ James River Coal Co.		55,876	42
	United-Guardian Inc.	950	28
*	Uni-Pixel Inc.	2,531	19
*	Metabolix Inc.	14,335	19
*	Northern Technologies International Corp.	800	17
*	Comstock Mining Inc.	9,200	15
*	Handy & Harman Ltd.	597	13
*	Midway Gold Corp.	9,116	10
*	TOR Minerals International Inc.	682	7
^	USEC Inc.	1,503	6
*	Uranium Resources Inc.	1,071	3
*	Uranerz Energy Corp.	681	1
			1,153,648
Consumer Goods (9.8%)
	Procter & Gamble Co.	4,855,380	391,344
	Coca-Cola Co.	7,108,151	274,801
	PepsiCo Inc.	2,738,042	228,627
	Philip Morris International Inc.	2,696,749	220,783
	Altria Group Inc.	3,568,658	133,575
	Ford Motor Co.	6,933,664	108,165
	Monsanto Co.	940,452	106,995
	Colgate-Palmolive Co.	1,645,613	106,751
	Mondelez International Inc. Class A	2,893,627	99,975
	NIKE Inc. Class B	1,266,945	93,577
	General Motors Co.	2,277,481	78,391
	Kimberly-Clark Corp.	679,429	74,907
	Kraft Foods Group Inc.	1,067,610	59,893
	General Mills Inc.	1,118,417	57,956
	Johnson Controls Inc.	1,189,043	56,266
	Archer-Daniels-Midland Co.	1,178,741	51,146
	VF Corp.	631,034	39,048
	Delphi Automotive plc	550,953	37,388
	Lorillard Inc.	648,568	35,075
	Kellogg Co.	518,858	32,538
	Reynolds American Inc.	580,634	31,017
*	Michael Kors Holdings Ltd.	328,681	30,656
	Mead Johnson Nutrition Co.	361,642	30,067
*,^ Tesla Motors Inc.		143,378	29,887
	Estee Lauder Cos. Inc. Class A	428,368	28,649
	Hershey Co.	263,005	27,458

Harley-Davidson Inc.	395,923	26,372
BorgWarner Inc.	408,216	25,093
Coach Inc.	502,140	24,936
Beam Inc.	296,288	24,681
Mattel Inc.	609,625	24,452
* Constellation Brands Inc. Class A	283,623	24,099
ConAgra Foods Inc.	755,406	23,440
Genuine Parts Co.	262,546	22,802
Stanley Black & Decker Inc.	278,663	22,639
Tyson Foods Inc. Class A	489,628	21,549
Whirlpool Corp.	140,385	20,982
Clorox Co.	232,768	20,486
Bunge Ltd.	251,086	19,964
* Keurig Green Mountain Inc.	186,673	19,711
Coca-Cola Enterprises Inc.	409,855	19,575
Dr Pepper Snapple Group Inc.	358,757	19,538
* Monster Beverage Corp.	270,229	18,767
PVH Corp.	146,221	18,244
Ralph Lauren Corp. Class A	108,108	17,398
JM Smucker Co.	178,610	17,368
Church & Dwight Co. Inc.	248,316	17,151
Activision Blizzard Inc.	829,175	16,948
* TRW Automotive Holdings Corp.	206,570	16,860
* Under Armour Inc. Class A	146,023	16,740
Brown-Forman Corp. Class B	184,705	16,566
Polaris Industries Inc.	117,691	16,443
Leucadia National Corp.	554,658	15,530
* Electronic Arts Inc.	526,933	15,286
Campbell Soup Co.	337,974	15,168
Molson Coors Brewing Co. Class B	257,521	15,158
* Mohawk Industries Inc.	110,733	15,057
Newell Rubbermaid Inc.	499,401	14,932
McCormick & Co. Inc.	204,350	14,660
Hanesbrands Inc.	178,165	13,626
* Jarden Corp.	226,328	13,541
Harman International Industries Inc.	121,443	12,922
* LKQ Corp.	485,986	12,806
Lear Corp.	144,883	12,130
PulteGroup Inc.	618,897	11,877
Snap-on Inc.	104,365	11,843
* WABCO Holdings Inc.	111,559	11,776
Hasbro Inc.	211,186	11,746
Hormel Foods Corp.	236,646	11,660
Goodyear Tire & Rubber Co.	444,598	11,617
Avon Products Inc.	778,769	11,401
Lennar Corp. Class A	287,178	11,378
Energizer Holdings Inc.	112,417	11,325
DR Horton Inc.	521,894	11,299
* Toll Brothers Inc.	286,154	10,273
* Lululemon Athletica Inc.	185,766	9,769
Ingredion Inc.	137,286	9,346
* Fossil Group Inc.	79,007	9,213
* Middleby Corp.	34,291	9,060
* WhiteWave Foods Co. Class A	311,295	8,884
* NVR Inc.	7,321	8,397
Leggett & Platt Inc.	252,805	8,252
* Kate Spade & Co.	221,327	8,209

Hillshire Brands Co.	220,220	8,205
Nu Skin Enterprises Inc. Class A	96,016	7,955
Gentex Corp.	248,132	7,824
Herbalife Ltd.	135,978	7,787
* Hain Celestial Group Inc.	85,024	7,777
* Visteon Corp.	87,348	7,725
Brunswick Corp.	165,871	7,512
Carter's Inc.	92,728	7,200
Tupperware Brands Corp.	81,587	6,834
Flowers Foods Inc.	318,148	6,824
* Tenneco Inc.	109,308	6,348
Dana Holding Corp.	265,683	6,182
* Darling International Inc.	294,788	5,902
* Tempur Sealy International Inc.	108,662	5,506
* Zynga Inc. Class A	1,243,307	5,346
Scotts Miracle-Gro Co. Class A	83,557	5,120
Thor Industries Inc.	81,438	4,973
Wolverine World Wide Inc.	172,546	4,926
Pool Corp.	78,072	4,787
* Deckers Outdoor Corp.	58,971	4,702
* TreeHouse Foods Inc.	62,186	4,477
* Steven Madden Ltd.	110,162	3,964
* Boston Beer Co. Inc. Class A	15,768	3,859
* Helen of Troy Ltd.	54,799	3,794
Lancaster Colony Corp.	37,043	3,683
* Take-Two Interactive Software Inc.	167,319	3,669
* Post Holdings Inc.	64,478	3,554
* Iconix Brand Group Inc.	87,873	3,451
Ryland Group Inc.	83,814	3,347
* Dorman Products Inc.	56,201	3,319
Herman Miller Inc.	101,576	3,264
Spectrum Brands Holdings Inc.	37,911	3,022
Andersons Inc.	50,488	2,991
HNI Corp.	81,509	2,980
Sanderson Farms Inc.	37,398	2,935
B&G Foods Inc.	96,569	2,908
Interface Inc. Class A	138,984	2,856
* G-III Apparel Group Ltd.	38,759	2,774
KB Home	162,097	2,754
* TiVo Inc.	208,038	2,752
Cooper Tire & Rubber Co.	112,761	2,740
Snyder's-Lance Inc.	94,005	2,650
* iRobot Corp.	64,308	2,640
* Meritage Homes Corp.	62,702	2,626
Drew Industries Inc.	48,232	2,614
La-Z-Boy Inc.	94,254	2,554
Dean Foods Co.	161,110	2,491
J&J Snack Foods Corp.	25,083	2,407
Schweitzer-Mauduit International Inc.	56,313	2,398
Universal Corp.	42,906	2,398
Cal-Maine Foods Inc.	36,710	2,305
* Crocs Inc.	147,151	2,296
* Standard Pacific Corp.	276,138	2,295
* American Axle & Manufacturing Holdings Inc.	122,929	2,277
Steelcase Inc. Class A	135,854	2,257
Briggs & Stratton Corp.	99,843	2,222
Movado Group Inc.	47,070	2,144

	Vector Group Ltd.	98,931	2,131
	Columbia Sportswear Co.	25,755	2,129
	MDC Holdings Inc.	74,730	2,113
	Jones Group Inc.	139,141	2,083
	Pinnacle Foods Inc.	69,036	2,061
*	Gentherm Inc.	54,981	1,909
*	Skechers U.S.A. Inc. Class A	51,722	1,890
	Fresh Del Monte Produce Inc.	67,479	1,860
	Inter Parfums Inc.	49,640	1,797
	Arctic Cat Inc.	37,179	1,777
	WD-40 Co.	22,291	1,729
	Knoll Inc.	92,803	1,688
*	Select Comfort Corp.	92,887	1,679
*	Boulder Brands Inc.	92,342	1,627
	Ethan Allen Interiors Inc.	62,586	1,593
*	Pilgrim's Pride Corp.	76,005	1,590
*	Federal-Mogul Corp.	84,733	1,585
*	Cavco Industries Inc.	19,933	1,564
*	Diamond Foods Inc.	44,706	1,562
	Oxford Industries Inc.	19,939	1,559
	Callaway Golf Co.	150,875	1,542
*	ACCO Brands Corp.	249,771	1,539
*	Beazer Homes USA Inc.	75,499	1,516
	Standard Motor Products Inc.	42,114	1,506
*	Elizabeth Arden Inc.	46,104	1,361
*	Winnebago Industries Inc.	49,197	1,348
*	Tumi Holdings Inc.	58,875	1,332
*	Chiquita Brands International Inc.	106,986	1,332
*,^ Eastman Kodak Co.		39,252	1,311
*	Medifast Inc.	44,323	1,289
*	Unifi Inc.	55,211	1,274
*	Quiksilver Inc.	161,250	1,211
*	Blount International Inc.	100,139	1,192
*	Motorcar Parts of America Inc.	44,446	1,181
	Titan International Inc.	61,015	1,159
	Coca-Cola Bottling Co. Consolidated	13,623	1,158
*	Modine Manufacturing Co.	78,007	1,143
	Coty Inc. Class A	75,263	1,127
*	Seaboard Corp.	404	1,059
*	Jamba Inc.	85,390	1,024
	Tootsie Roll Industries Inc.	32,818	983
*	USANA Health Sciences Inc.	12,667	954
*	Cooper-Standard Holding Inc.	13,223	934
	Bassett Furniture Industries Inc.	60,862	904
	Nutrisystem Inc.	57,982	874
*	Central Garden and Pet Co. Class A	103,779	858
	Calavo Growers Inc.	24,089	857
*	Vera Bradley Inc.	31,393	847
*	Nautilus Inc.	87,152	839
*	Taylor Morrison Home Corp. Class A	35,070	824
	Lennar Corp. Class B	24,500	800
*	Farmer Bros Co.	40,037	789
	Flexsteel Industries Inc.	20,912	787
*	Dixie Group Inc.	45,012	739
*	DTS Inc.	37,227	736
*	Alliance One International Inc.	242,577	708
*	Universal Electronics Inc.	17,849	685

	Alico Inc.	18,161	685
	Superior Industries International Inc.	33,358	683
*	RealD Inc.	60,308	674
	John B Sanfilippo & Son Inc.	29,175	672
*	Hovnanian Enterprises Inc. Class A	141,528	669
*	Annie's Inc.	15,961	641
*	LeapFrog Enterprises Inc.	82,851	621
^	Blyth Inc.	57,374	616
*	M/I Homes Inc.	25,860	580
*	Revlon Inc. Class A	20,904	534
*	Libbey Inc.	20,212	526
	Cherokee Inc.	37,406	521
*	Fuel Systems Solutions Inc.	47,162	507
*	Central Garden and Pet Co.	58,888	479
*	Perry Ellis International Inc.	34,725	477
*	Omega Protein Corp.	35,618	430
	JAKKS Pacific Inc.	57,538	415
	Strattec Security Corp.	5,741	415
	Female Health Co.	52,315	406
	Culp Inc.	19,518	385
	National Presto Industries Inc.	4,899	382
*	Shiloh Industries Inc.	19,708	350
*	Black Diamond Inc.	27,241	333
	Marine Products Corp.	43,390	326
*	National Beverage Corp.	16,499	322
*	Stoneridge Inc.	28,131	316
	Lifeway Foods Inc.	20,817	306
*	Inventure Foods Inc.	18,959	265
	Hooker Furniture Corp.	15,189	238
	Weyco Group Inc.	8,341	225
*	Quantum Fuel Systems Technologies Worldwide Inc.	22,911	222
*	Coffee Holding Co. Inc.	27,694	211
	Limoneira Co.	9,066	206
*	S&W Seed Co.	27,184	201
*	Tower International Inc.	7,232	197
	Escalade Inc.	13,847	186
*	Core Molding Technologies Inc.	14,660	184
	Oil-Dri Corp. of America	5,175	179
	LS Starrett Co. Class A	11,175	178
*	LoJack Corp.	30,922	176
*,^ Ceres Inc.		192,728	169
*	Nutraceutical International Corp.	6,463	168
	Griffin Land & Nurseries Inc.	5,467	165
*	Glu Mobile Inc.	34,819	165
*	Primo Water Corp.	40,617	158
	Lifetime Brands Inc.	8,735	156
*	ZAGG Inc.	33,148	153
*,^ Star Scientific Inc.		180,428	142
*	Craft Brew Alliance Inc.	8,811	135
	Johnson Outdoors Inc. Class A	5,006	127
*	Vince Holding Corp.	4,741	125
*,^ Comstock Holding Cos. Inc. Class A		77,650	124
*	Mannatech Inc.	6,299	109
*	Skullcandy Inc.	11,413	105
	Orchids Paper Products Co.	2,690	82
*	Lifevantage Corp.	61,122	80
*	Delta Apparel Inc.	4,553	74

* American Apparel Inc.	137,863	69
* Malibu Boats Inc. Class A	3,100	69
MGP Ingredients Inc.	10,002	68
* William Lyon Homes Class A	2,400	66
* Natural Alternatives International Inc.	12,166	66
* Seneca Foods Corp. Class A	1,806	57
* Clean Diesel Technologies Inc.	14,310	54
* Summer Infant Inc.	22,600	47
RG Barry Corp.	2,474	47
* Majesco Entertainment Co.	104,462	42
* Stanley Furniture Co. Inc.	15,291	42
* Emerson Radio Corp.	18,733	39
Nature's Sunshine Products Inc.	2,785	38
CCA Industries Inc.	11,733	35
Rocky Brands Inc.	2,299	33
Reliv International Inc.	10,512	28
* US Auto Parts Network Inc.	8,487	26
* WCI Communities Inc.	1,200	24
Acme United Corp.	1,275	21
* Skyline Corp.	3,395	21
Crown Crafts Inc.	2,061	16
Compx International Inc.	1,065	11
* Willamette Valley Vineyards Inc.	1,400	9
* Crystal Rock Holdings Inc.	7,780	7
* Cyanotech Corp.	997	5
Golden Enterprises Inc.	755	3
* Joe's Jeans Inc.	398	—
		3,697,749
Consumer Services (13.1%)
Walt Disney Co.	2,823,665	226,091
* Amazon.com Inc.	657,927	221,406
Wal-Mart Stores Inc.	2,896,452	221,376
Comcast Corp. Class A	4,353,740	217,774
Home Depot Inc.	2,521,159	199,499
McDonald's Corp.	1,772,612	173,769
CVS Caremark Corp.	2,117,400	158,509
* eBay Inc.	2,086,053	115,234
* priceline.com Inc.	93,379	111,297
Twenty-First Century Fox Inc. Class A	3,330,209	106,467
Walgreen Co.	1,531,001	101,092
Time Warner Inc.	1,518,558	99,207
Starbucks Corp.	1,285,879	94,358
Lowe's Cos. Inc.	1,844,432	90,193
Costco Wholesale Corp.	787,245	87,920
TJX Cos. Inc.	1,209,632	73,364
McKesson Corp.	412,017	72,750
Target Corp.	1,133,119	68,565
Time Warner Cable Inc.	496,840	68,156
* DIRECTV	866,709	66,234
CBS Corp. Class B	1,016,744	62,835
Viacom Inc. Class B	711,340	60,457
Yum! Brands Inc.	796,475	60,046
Las Vegas Sands Corp.	727,527	58,770
Delta Air Lines Inc.	1,520,982	52,702
Cardinal Health Inc.	613,931	42,963
Macy's Inc.	653,458	38,744
Sysco Corp.	1,047,294	37,839

	Kroger Co.	864,176	37,721
*	Netflix Inc.	101,781	35,830
	Whole Foods Market Inc.	666,304	33,788
	Omnicom Group Inc.	462,360	33,567
	Wynn Resorts Ltd.	144,973	32,206
*	AutoZone Inc.	59,740	32,086
*	Dollar General Corp.	573,454	31,815
*	Chipotle Mexican Grill Inc. Class A	55,562	31,562
*,^ American Airlines Group Inc.		844,336	30,903
	Carnival Corp.	795,399	30,114
*	United Continental Holdings Inc.	665,362	29,695
	Southwest Airlines Co.	1,257,061	29,679
	Starwood Hotels & Resorts Worldwide Inc.	343,714	27,360
*	O'Reilly Automotive Inc.	182,495	27,080
	AmerisourceBergen Corp. Class A	411,841	27,013
	Ross Stores Inc.	368,561	26,371
	Nielsen Holdings NV	576,631	25,735
*	Bed Bath & Beyond Inc.	365,292	25,132
	L Brands Inc.	442,049	25,095
*	Liberty Interactive Corp. Class A	840,047	24,252
*	DISH Network Corp. Class A	374,166	23,277
*	Liberty Media Corp. Class A	168,363	22,010
*	Discovery Communications Inc. Class A	263,230	21,769
*	Hertz Global Holdings Inc.	804,009	21,419
	Kohl's Corp.	345,270	19,611
	Marriott International Inc. Class A	348,183	19,505
*	CarMax Inc.	399,952	18,718
*	Dollar Tree Inc.	354,160	18,480
*	TripAdvisor Inc.	197,093	17,855
	Tractor Supply Co.	249,629	17,631
	Gap Inc.	439,284	17,598
*	Charter Communications Inc. Class A	142,580	17,566
	Wyndham Worldwide Corp.	232,962	17,060
*	MGM Resorts International	658,912	17,039
	Tiffany & Co.	195,076	16,806
	Advance Auto Parts Inc.	130,704	16,534
	Nordstrom Inc.	259,333	16,195
*	Sirius XM Holdings Inc.	4,938,062	15,802
	Safeway Inc.	412,373	15,233
	Signet Jewelers Ltd.	143,716	15,214
*	News Corp. Class A	876,531	15,094
	H&R Block Inc.	491,113	14,827
	Comcast Corp.	291,952	14,236
*	IHS Inc. Class A	115,791	14,069
	Staples Inc.	1,169,024	13,257
	Best Buy Co. Inc.	496,112	13,102
	Interpublic Group of Cos. Inc.	759,520	13,018
	Expedia Inc.	179,303	12,999
	Royal Caribbean Cruises Ltd.	237,891	12,979
	PetSmart Inc.	186,146	12,824
	Foot Locker Inc.	265,858	12,490
	Darden Restaurants Inc.	235,184	11,938
	Alaska Air Group Inc.	124,482	11,615
	Gannett Co. Inc.	409,122	11,292
*	Rite Aid Corp.	1,730,790	10,852
	Williams-Sonoma Inc.	160,571	10,700
*	Ulta Salon Cosmetics & Fragrance Inc.	109,438	10,668

Omnicare Inc.	178,705	10,663
Scripps Networks Interactive Inc. Class A	140,384	10,657
* Discovery Communications Inc.	137,210	10,573
Family Dollar Stores Inc.	175,631	10,188
Dick's Sporting Goods Inc.	180,851	9,876
Dunkin' Brands Group Inc.	191,019	9,585
* Avis Budget Group Inc.	191,946	9,348
* Pandora Media Inc.	300,499	9,111
GameStop Corp. Class A	207,689	8,536
* Panera Bread Co. Class A	48,005	8,471
* Sally Beauty Holdings Inc.	293,459	8,041
FactSet Research Systems Inc.	73,286	7,901
* Yelp Inc. Class A	101,742	7,827
* Spirit Airlines Inc.	130,435	7,748
Domino's Pizza Inc.	99,975	7,695
* AMC Networks Inc. Class A	103,621	7,574
KAR Auction Services Inc.	249,244	7,565
GNC Holdings Inc. Class A	170,050	7,486
* Copart Inc.	202,870	7,382
* Lamar Advertising Co. Class A	143,886	7,337
* Urban Outfitters Inc.	198,140	7,226
Service Corp. International	361,643	7,189
* AutoNation Inc.	130,864	6,966
Dun & Bradstreet Corp.	68,289	6,784
* Groupon Inc. Class A	853,400	6,691
Brinker International Inc.	120,414	6,316
International Game Technology	445,668	6,266
* Apollo Education Group Inc.	181,980	6,231
Cablevision Systems Corp. Class A	363,897	6,139
* Madison Square Garden Co. Class A	107,997	6,132
* United Natural Foods Inc.	84,625	6,002
* Hilton Worldwide Holdings Inc.	264,483	5,882
* Sprouts Farmers Market Inc.	159,096	5,732
Graham Holdings Co. Class B	7,803	5,491
* Live Nation Entertainment Inc.	251,395	5,468
Cinemark Holdings Inc.	186,630	5,414
Sotheby's	124,146	5,407
* Cabela's Inc.	82,490	5,404
* Starz	166,701	5,381
DSW Inc. Class A	148,998	5,343
* Norwegian Cruise Line Holdings Ltd.	165,335	5,335
Abercrombie & Fitch Co.	137,323	5,287
Six Flags Entertainment Corp.	127,745	5,129
Burger King Worldwide Inc.	189,403	5,029
* Buffalo Wild Wings Inc.	33,731	5,023
* Acxiom Corp.	137,053	4,714
Casey's General Stores Inc.	69,321	4,685
* Bally Technologies Inc.	70,090	4,645
* VCA Antech Inc.	142,814	4,603
John Wiley & Sons Inc. Class A	79,119	4,560
Vail Resorts Inc.	65,190	4,544
Wendy's Co.	493,260	4,499
* Jack in the Box Inc.	76,253	4,494
* Lumber Liquidators Holdings Inc.	46,866	4,396
* HomeAway Inc.	116,239	4,379
* Restoration Hardware Holdings Inc.	59,401	4,371
Chico's FAS Inc.	272,234	4,364

	Dillard's Inc. Class A	46,574	4,303
*,^ JC Penney Co. Inc.		492,635	4,246
	Cracker Barrel Old Country Store Inc.	43,060	4,187
	New York Times Co. Class A	241,498	4,134
	CST Brands Inc.	129,079	4,032
	Cheesecake Factory Inc.	84,477	4,024
*	Ascena Retail Group Inc.	232,842	4,023
	Men's Wearhouse Inc.	81,999	4,016
*	Hyatt Hotels Corp. Class A	74,036	3,984
	Aaron's Inc.	129,521	3,917
*	JetBlue Airways Corp.	450,712	3,917
*	Dolby Laboratories Inc. Class A	87,180	3,879
	DeVry Education Group Inc.	91,001	3,858
*	Grand Canyon Education Inc.	82,467	3,851
	American Eagle Outfitters Inc.	310,204	3,797
*	Big Lots Inc.	99,590	3,771
*	SolarCity Corp.	59,845	3,747
	Sinclair Broadcast Group Inc. Class A	133,402	3,614
	Rollins Inc.	118,976	3,598
*	Office Depot Inc.	862,320	3,561
	Hillenbrand Inc.	107,811	3,486
*	Caesars Acquisition Co. Class A	243,144	3,455
*	Beacon Roofing Supply Inc.	88,768	3,432
	HSN Inc.	57,280	3,421
	Lions Gate Entertainment Corp.	124,953	3,340
*	ANN Inc.	80,512	3,340
*	Life Time Fitness Inc.	69,339	3,335
*	Five Below Inc.	78,150	3,320
	PriceSmart Inc.	32,828	3,313
	SeaWorld Entertainment Inc.	109,010	3,295
*	Murphy USA Inc.	80,449	3,265
*	Jos A Bank Clothiers Inc.	50,375	3,239
*	Conversant Inc.	114,595	3,226
	Pier 1 Imports Inc.	169,058	3,192
	Guess? Inc.	114,631	3,164
	Penske Automotive Group Inc.	73,383	3,138
*,^ Sears Holdings Corp.		65,373	3,122
*	DreamWorks Animation SKG Inc. Class A	117,314	3,115
*	Asbury Automotive Group Inc.	55,580	3,074
	Monro Muffler Brake Inc.	54,002	3,072
	Chemed Corp.	34,281	3,066
*	Genesco Inc.	40,990	3,057
	Meredith Corp.	65,391	3,036
	Papa John's International Inc.	57,958	3,020
	Allegiant Travel Co. Class A	26,785	2,998
	Morningstar Inc.	37,546	2,967
*	Bloomin' Brands Inc.	123,084	2,966
	Texas Roadhouse Inc. Class A	113,511	2,960
*	OpenTable Inc.	37,968	2,921
*	WebMD Health Corp.	69,314	2,870
*	Shutterfly Inc.	64,541	2,755
*	Orient-Express Hotels Ltd. Class A	190,886	2,751
	Bob Evans Farms Inc.	54,733	2,738
	Regal Entertainment Group Class A	144,007	2,690
	Choice Hotels International Inc.	58,476	2,690
	Churchill Downs Inc.	29,422	2,686
	Brown Shoe Co. Inc.	99,404	2,638

Lithia Motors Inc. Class A	39,325	2,614
Group 1 Automotive Inc.	39,355	2,584
* SUPERVALU Inc.	366,807	2,509
* Marriott Vacations Worldwide Corp.	44,874	2,509
* Hibbett Sports Inc.	46,883	2,479
Rent-A-Center Inc.	91,704	2,439
* Popeyes Louisiana Kitchen Inc.	59,528	2,419
* Vitamin Shoppe Inc.	50,717	2,410
AMERCO	10,214	2,371
Buckle Inc.	51,428	2,355
* Fresh Market Inc.	69,472	2,334
* Pinnacle Entertainment Inc.	98,259	2,329
Scholastic Corp.	66,419	2,290
Finish Line Inc. Class A	83,640	2,266
* Susser Holdings Corp.	35,991	2,248
* Express Inc.	141,187	2,242
* BJ's Restaurants Inc.	64,802	2,120
Twenty-First Century Fox Inc.	67,534	2,102
* Ascent Capital Group Inc. Class A	27,522	2,079
* Krispy Kreme Doughnuts Inc.	116,343	2,063
Nexstar Broadcasting Group Inc. Class A	51,604	1,936
Children's Place Retail Stores Inc.	38,863	1,936
Interval Leisure Group Inc.	73,647	1,925
* Boyd Gaming Corp.	144,482	1,907
* Constant Contact Inc.	77,638	1,899
DineEquity Inc.	24,085	1,880
* Rush Enterprises Inc. Class A	57,511	1,868
* Carmike Cinemas Inc.	62,544	1,868
* Biglari Holdings Inc.	3,704	1,806
ARAMARK Holdings Corp.	62,400	1,805
Matthews International Corp. Class A	43,981	1,795
* Liquidity Services Inc.	68,010	1,772
* Conn's Inc.	45,590	1,771
Capella Education Co.	27,503	1,737
* Barnes & Noble Inc.	81,523	1,704
* Francesca's Holdings Corp.	91,799	1,665
* Sonic Corp.	71,555	1,631
* Red Robin Gourmet Burgers Inc.	22,723	1,629
* Denny's Corp.	245,522	1,579
* Angie's List Inc.	126,096	1,536
* Scientific Games Corp. Class A	110,312	1,515
International Speedway Corp. Class A	44,335	1,507
* Hawaiian Holdings Inc.	107,497	1,501
Cato Corp. Class A	55,296	1,495
* Media General Inc.	81,147	1,491
* American Public Education Inc.	41,190	1,445
Spartan Stores Inc.	61,627	1,430
* Gray Television Inc.	135,218	1,402
Clear Channel Outdoor Holdings Inc. Class A	147,944	1,348
* Fiesta Restaurant Group Inc.	29,380	1,339
* Pep Boys-Manny Moe & Jack	104,586	1,330
* Penn National Gaming Inc.	104,846	1,292
Regis Corp.	93,866	1,286
Weight Watchers International Inc.	62,279	1,279
* Bright Horizons Family Solutions Inc.	32,623	1,276
* Cumulus Media Inc. Class A	184,164	1,273
* Caesars Entertainment Corp.	66,883	1,271

	National CineMedia Inc.	83,003	1,245
*	comScore Inc.	36,157	1,186
	Haverty Furniture Cos. Inc.	39,279	1,167
*,^ Clean Energy Fuels Corp.		130,239	1,164
	SkyWest Inc.	90,867	1,159
	Marchex Inc. Class B	107,295	1,128
*	Career Education Corp.	149,754	1,117
	Carriage Services Inc. Class A	59,816	1,091
*	Multimedia Games Holding Co. Inc.	37,563	1,091
	AH Belo Corp. Class A	93,630	1,084
*	Strayer Education Inc.	23,214	1,078
*	Blue Nile Inc.	30,870	1,074
	Core-Mark Holding Co. Inc.	14,657	1,064
*	Bankrate Inc.	60,585	1,026
	Weis Markets Inc.	19,554	963
*	Build-A-Bear Workshop Inc.	97,303	937
*	ITT Educational Services Inc.	32,637	936
	Sonic Automotive Inc. Class A	41,616	936
*	Pantry Inc.	60,815	933
	Fred's Inc. Class A	51,257	923
*	Tuesday Morning Corp.	65,153	922
*	Sizmek Inc.	86,064	915
*	America's Car-Mart Inc.	24,768	909
	Stage Stores Inc.	36,773	899
*	Demand Media Inc.	184,614	895
*	Natural Grocers by Vitamin Cottage Inc.	19,923	870
	Big 5 Sporting Goods Corp.	53,927	866
*	Autobytel Inc.	67,908	844
	MDC Partners Inc. Class A	36,842	841
	World Wrestling Entertainment Inc. Class A	28,841	833
	Ingles Markets Inc. Class A	34,931	832
*	K12 Inc.	36,454	826
	PetMed Express Inc.	60,247	808
	Harte-Hanks Inc.	90,721	802
*	Overstock.com Inc.	40,380	795
	bebe stores inc	124,638	763
	CSS Industries Inc.	27,959	755
*	Christopher & Banks Corp.	109,881	726
^	Bon-Ton Stores Inc.	65,872	723
*	Chuy's Holdings Inc.	16,760	723
*,^ Dex Media Inc.		77,171	710
*	XO Group Inc.	69,131	701
*	Steiner Leisure Ltd.	15,018	695
*	New Media Investment Group Inc.	44,972	675
*	Ruby Tuesday Inc.	120,012	673
	Extended Stay America Inc.	29,448	671
*	Aeropostale Inc.	133,279	669
*	McClatchy Co. Class A	102,847	660
*	Entercom Communications Corp. Class A	64,518	650
*	Kirkland's Inc.	33,879	626
*	Orbitz Worldwide Inc.	79,594	624
*	EW Scripps Co. Class A	34,646	614
*	Century Casinos Inc.	84,816	608
*	Citi Trends Inc.	35,892	585
*	zulily Inc. Class A	11,600	582
*	FTD Cos. Inc.	18,256	581
*	Zale Corp.	27,524	576

*	Republic Airways Holdings Inc.	62,776	574
*	Zumiez Inc.	23,621	573
*	Stamps.com Inc.	17,056	572
*	MarineMax Inc.	37,356	567
*	1-800-Flowers.com Inc. Class A	100,631	567
	Einstein Noah Restaurant Group Inc.	33,468	551
*	Famous Dave's of America Inc.	22,456	550
*	Isle of Capri Casinos Inc.	71,209	546
	Marcus Corp.	32,078	536
*	Journal Communications Inc. Class A	59,418	526
*	Titan Machinery Inc.	33,280	521
*	Del Frisco's Restaurant Group Inc.	18,679	521
*	RetailMeNot Inc.	16,100	515
*	Mattress Firm Holding Corp.	10,751	514
	Entravision Communications Corp. Class A	75,157	504
*,^ hhgregg Inc.		52,111	501
*	Destination XL Group Inc.	88,423	499
*	Lee Enterprises Inc.	110,835	495
	Town Sports International Holdings Inc.	57,535	488
	Destination Maternity Corp.	17,667	484
	TheStreet Inc.	181,048	474
*	Chefs' Warehouse Inc.	21,170	453
*	Noodles & Co. Class A	11,300	446
	Shoe Carnival Inc.	18,658	430
*	Bravo Brio Restaurant Group Inc.	30,394	429
	Collectors Universe Inc.	22,168	417
*	Bridgepoint Education Inc.	28,009	417
	Stein Mart Inc.	29,159	408
*	Pacific Sunwear of California Inc.	137,155	407
	Ruth's Hospitality Group Inc.	33,299	403
*	Burlington Stores Inc.	12,937	382
*	Diamond Resorts International Inc.	22,178	376
*	Tile Shop Holdings Inc.	24,203	374
*	Monarch Casino & Resort Inc.	18,767	348
*	RealNetworks Inc.	45,580	345
	Speedway Motorsports Inc.	18,288	343
*,^ RadioShack Corp.		160,675	341
	Courier Corp.	20,437	315
*	Morgans Hotel Group Co.	37,126	298
*	Carrols Restaurant Group Inc.	41,511	298
*	Cache Inc.	83,654	275
*	ValueVision Media Inc. Class A	54,289	264
*	Corinthian Colleges Inc.	190,849	263
*	Gaiam Inc. Class A	35,686	259
*,^ Pizza Inn Holdings Inc.		39,164	237
*	Spark Networks Inc.	45,135	236
*	Fairway Group Holdings Corp.	28,285	216
*	Luby's Inc.	33,656	207
*	Providence Service Corp.	7,023	199
*	Books-A-Million Inc.	77,721	187
*	Daily Journal Corp.	1,060	183
*	AMC Entertainment Holdings Inc.	7,000	170
*	Martha Stewart Living Omnimedia Inc. Class A	37,013	168
	Saga Communications Inc. Class A	3,223	160
*	SP Plus Corp.	5,985	157
*	Container Store Group Inc.	4,572	155
*	QuinStreet Inc.	23,346	155

*	New York & Co. Inc.	34,183	150
*	Ignite Restaurant Group Inc.	10,589	149
*	Speed Commerce Inc.	39,661	144
*	Cosi Inc.	112,228	132
*	Care.com Inc.	7,955	132
	Frisch's Restaurants Inc.	5,460	129
*	West Marine Inc.	11,266	128
*	CBS Outdoor Americas Inc.	4,272	125
*	PDI Inc.	26,259	120
*	Cambium Learning Group Inc.	55,383	119
*	You On Demand Holdings Inc.	23,900	117
*	Reading International Inc. Class A	15,971	117
*	ReachLocal Inc.	11,810	116
*	Ambassadors Group Inc.	27,831	110
*	Vitacost.com Inc.	15,386	109
	Schawk Inc. Class A	5,397	108
*	Radio One Inc.	22,730	108
	Salem Communications Corp. Class A	10,229	102
*	Wet Seal Inc. Class A	76,247	101
*	Travelzoo Inc.	4,212	96
	CBS Corp. Class A	1,425	88
*	Diversified Restaurant Holdings Inc.	16,639	83
*	SFX Entertainment Inc.	11,587	82
*	Education Management Corp.	16,771	82
*	Dover Downs Gaming & Entertainment Inc.	52,774	81
*	Sears Hometown and Outlet Stores Inc.	3,353	79
	Ark Restaurants Corp.	3,601	79
*	JTH Holding Inc. Class A	2,760	77
*	MTR Gaming Group Inc.	14,610	75
*	Geeknet Inc.	5,163	72
*	Empire Resorts Inc.	10,105	71
*	Potbelly Corp.	3,957	71
*	Learning Tree International Inc.	20,728	67
*,^ dELiA*s Inc.		78,004	66
	Village Super Market Inc. Class A	2,285	60
	Gordmans Stores Inc.	10,263	56
*	Red Lion Hotels Corp.	9,601	56
*	Perfumania Holdings Inc.	8,079	55
*	ALCO Stores Inc.	4,376	44
*	Everyday Health Inc.	3,048	43
*	Dover Saddlery Inc.	7,100	39
*	Coupons.com Inc.	1,533	38
	Trans World Entertainment Corp.	9,095	33
	Beasley Broadcasting Group Inc. Class A	3,526	32
*	Bacterin International Holdings Inc.	36,831	31
*	Emmis Communications Corp. Class A	8,800	28
*	Rick's Cabaret International Inc.	2,364	27
*	Body Central Corp.	23,256	25
	National American University Holdings Inc.	5,908	23
*	Insignia Systems Inc.	7,050	21
*	Houghton Mifflin Harcourt Co.	1,037	21
*	Lakes Entertainment Inc.	3,047	15
*	Digital Cinema Destinations Corp. Class A	2,800	15
*	Hastings Entertainment Inc.	4,944	15
	Dover Motorsports Inc.	4,709	12
*	DGSE Cos. Inc.	3,814	8
*	Radio One Inc. Class A	1,680	8

* Tilly's Inc. Class A	603	7
* Gaming Partners International Corp.	609	6
Educational Development Corp.	1,122	4
* Coldwater Creek Inc.	22,413	4
* Envivio Inc.	700	2
* PCM Inc.	63	1
* Premier Exhibitions Inc.	319	—
* SPAR Group Inc.	29	—
* Sport Chalet Inc. Class A	37	—
* Universal Travel Group	118	—
* Sport Chalet Inc. Class B	5	—
		4,914,253
Financials (18.5%)
Wells Fargo & Co.	9,421,524	468,627
JPMorgan Chase & Co.	6,781,106	411,681
* Berkshire Hathaway Inc. Class B	3,179,594	397,354
Bank of America Corp.	18,924,581	325,503
Citigroup Inc.	5,165,616	245,883
Visa Inc. Class A	903,041	194,930
American Express Co.	1,902,751	171,305
US Bancorp	3,266,344	139,996
MasterCard Inc. Class A	1,839,310	137,396
American International Group Inc.	2,621,719	131,112
Goldman Sachs Group Inc.	729,666	119,556
Simon Property Group Inc.	556,105	91,201
MetLife Inc.	1,609,590	84,986
PNC Financial Services Group Inc.	956,338	83,201
Capital One Financial Corp.	1,025,721	79,145
Morgan Stanley	2,476,532	77,194
Bank of New York Mellon Corp.	2,032,514	71,727
Prudential Financial Inc.	825,382	69,869
BlackRock Inc.	194,929	61,301
American Tower Corporation	707,264	57,904
Charles Schwab Corp.	1,976,567	54,020
ACE Ltd.	542,554	53,745
Travelers Cos. Inc.	630,918	53,691
Aflac Inc.	816,204	51,454
BB&T Corp.	1,273,626	51,162
State Street Corp.	734,330	51,073
Discover Financial Services	843,233	49,068
Marsh & McLennan Cos. Inc.	981,827	48,404
Aon plc	539,151	45,440
Allstate Corp.	800,624	45,299
Public Storage	262,013	44,147
Crown Castle International Corp.	598,098	44,128
CME Group Inc.	571,028	42,262
IntercontinentalExchange Group Inc.	206,070	40,767
Franklin Resources Inc.	734,473	39,794
Chubb Corp.	439,767	39,271
SunTrust Banks Inc.	959,905	38,195
Ameriprise Financial Inc.	341,887	37,632
Equity Residential	646,476	37,489
McGraw Hill Financial Inc.	485,397	37,036
T. Rowe Price Group Inc.	446,122	36,738
Prologis Inc.	894,554	36,525
Fifth Third Bancorp	1,524,853	34,995
Ventas Inc.	526,965	31,918

HCP Inc.	818,625	31,754
Boston Properties Inc.	274,055	31,388
Health Care REIT Inc.	520,894	31,045
Weyerhaeuser Co.	1,046,653	30,719
Moody's Corp.	385,115	30,547
Vornado Realty Trust	301,885	29,754
AvalonBay Communities Inc.	220,240	28,922
Invesco Ltd.	775,650	28,699
Regions Financial Corp.	2,542,027	28,242
Hartford Financial Services Group Inc.	800,547	28,235
Host Hotels & Resorts Inc.	1,355,326	27,432
M&T Bank Corp.	211,495	25,654
Northern Trust Corp.	385,107	25,248
Loews Corp.	555,130	24,453
Principal Financial Group Inc.	529,330	24,344
Lincoln National Corp.	472,337	23,933
Progressive Corp.	966,955	23,420
KeyCorp	1,605,611	22,864
General Growth Properties Inc.	949,492	20,889
American Realty Capital Properties Inc.	1,371,960	19,235
* Affiliated Managers Group Inc.	95,447	19,094
SLM Corp.	767,656	18,792
Annaly Capital Management Inc.	1,697,484	18,621
CIT Group Inc.	349,887	17,151
SL Green Realty Corp.	170,367	17,142
Comerica Inc.	327,122	16,945
Unum Group	466,996	16,490
Western Union Co.	987,716	16,159
Realty Income Corp.	393,317	16,071
* Genworth Financial Inc. Class A	887,398	15,734
Macerich Co.	251,728	15,690
XL Group plc Class A	494,333	15,448
Kimco Realty Corp.	697,699	15,266
TD Ameritrade Holding Corp.	444,011	15,074
Huntington Bancshares Inc.	1,503,866	14,994
Equifax Inc.	218,578	14,870
Fidelity National Financial Inc. Class A	470,128	14,781
* Markel Corp.	23,811	14,194
* CBRE Group Inc. Class A	505,555	13,867
Federal Realty Investment Trust	119,676	13,729
American Capital Agency Corp.	637,779	13,706
Cincinnati Financial Corp.	278,329	13,543
Plum Creek Timber Co. Inc.	317,279	13,338
* Arch Capital Group Ltd.	227,723	13,103
First Republic Bank	236,807	12,785
Torchmark Corp.	162,279	12,771
Willis Group Holdings plc	288,744	12,742
Raymond James Financial Inc.	227,025	12,698
Digital Realty Trust Inc.	230,584	12,239
New York Community Bancorp Inc.	752,746	12,097
* E*TRADE Financial Corp.	516,453	11,889
Essex Property Trust Inc.	69,202	11,768
* Alleghany Corp.	28,590	11,647
UDR Inc.	450,685	11,641
* Berkshire Hathaway Inc. Class A	61	11,428
Arthur J Gallagher & Co.	239,824	11,411
* Realogy Holdings Corp.	262,103	11,388

Waddell & Reed Financial Inc. Class A	145,608	10,720
WP Carey Inc.	177,309	10,651
* SVB Financial Group	82,187	10,584
Everest Re Group Ltd.	68,552	10,492
Rayonier Inc.	226,537	10,400
Zions Bancorporation	331,206	10,261
Reinsurance Group of America Inc. Class A	126,777	10,095
Duke Realty Corp.	586,191	9,895
* Signature Bank	78,655	9,878
Lazard Ltd. Class A	208,237	9,806
Camden Property Trust	145,554	9,802
Liberty Property Trust	263,649	9,744
Extra Space Storage Inc.	197,248	9,569
Legg Mason Inc.	194,334	9,530
Jones Lang LaSalle Inc.	79,714	9,446
NorthStar Realty Finance Corp.	584,767	9,438
East West Bancorp Inc.	256,502	9,362
PartnerRe Ltd.	90,427	9,359
Alexandria Real Estate Equities Inc.	128,470	9,322
SEI Investments Co.	274,908	9,240
Mid-America Apartment Communities Inc.	134,433	9,178
* MSCI Inc. Class A	211,995	9,120
ING US Inc.	251,011	9,104
CBOE Holdings Inc.	156,090	8,835
BRE Properties Inc.	138,583	8,700
Kilroy Realty Corp.	147,311	8,629
* Howard Hughes Corp.	60,337	8,611
DDR Corp.	514,587	8,480
People's United Financial Inc.	569,028	8,461
Assurant Inc.	130,188	8,457
Regency Centers Corp.	165,545	8,453
Axis Capital Holdings Ltd.	184,200	8,446
Hudson City Bancorp Inc.	851,593	8,371
Starwood Property Trust Inc.	350,488	8,268
HCC Insurance Holdings Inc.	179,426	8,162
* Ocwen Financial Corp.	206,702	8,099
LPL Financial Holdings Inc.	152,771	8,027
Eaton Vance Corp.	208,401	7,953
Apartment Investment & Management Co. Class A	261,941	7,916
American Financial Group Inc.	136,420	7,873
NASDAQ OMX Group Inc.	212,643	7,855
* Liberty Ventures Class A	60,264	7,854
Hospitality Properties Trust	268,311	7,706
WR Berkley Corp.	184,427	7,676
Taubman Centers Inc.	108,385	7,673
Cullen/Frost Bankers Inc.	97,928	7,592
Senior Housing Properties Trust	337,525	7,584
National Retail Properties Inc.	218,758	7,508
Prosperity Bancshares Inc.	112,885	7,467
Omega Healthcare Investors Inc.	222,717	7,465
Assured Guaranty Ltd.	294,164	7,448
Protective Life Corp.	141,043	7,417
CNO Financial Group Inc.	397,496	7,195
BioMed Realty Trust Inc.	345,095	7,071
American Campus Communities Inc.	187,975	7,021
Spirit Realty Capital Inc.	631,888	6,938
RenaissanceRe Holdings Ltd.	70,929	6,923

Old Republic International Corp.	420,295	6,893
Brown & Brown Inc.	221,804	6,823
Commerce Bancshares Inc.	146,372	6,795
Two Harbors Investment Corp.	656,514	6,729
Douglas Emmett Inc.	243,997	6,622
City National Corp.	83,245	6,553
Corrections Corp. of America	208,119	6,518
Highwoods Properties Inc.	161,530	6,204
FirstMerit Corp.	295,556	6,156
Home Properties Inc.	102,253	6,147
Columbia Property Trust Inc.	223,590	6,093
BankUnited Inc.	172,844	6,010
Validus Holdings Ltd.	158,860	5,991
First Niagara Financial Group Inc.	633,859	5,990
Allied World Assurance Co. Holdings AG	57,345	5,917
Tanger Factory Outlet Centers Inc.	168,927	5,912
Weingarten Realty Investors	196,539	5,896
* Forest City Enterprises Inc. Class A	306,407	5,852
LaSalle Hotel Properties	186,577	5,842
Gaming and Leisure Properties Inc.	158,897	5,793
Equity Lifestyle Properties Inc.	142,042	5,774
Retail Properties of America Inc.	424,197	5,744
Chimera Investment Corp.	1,844,209	5,643
Synovus Financial Corp.	1,658,000	5,621
RLJ Lodging Trust	209,199	5,594
CommonWealth REIT	212,511	5,589
Hancock Holding Co.	150,867	5,529
* Stifel Financial Corp.	110,930	5,520
* Popular Inc.	176,225	5,461
StanCorp Financial Group Inc.	78,682	5,256
American Homes 4 Rent Class A	314,456	5,255
Associated Banc-Corp	290,655	5,249
First Horizon National Corp.	424,305	5,236
* MGIC Investment Corp.	607,255	5,174
* Portfolio Recovery Associates Inc.	89,414	5,173
Federated Investors Inc. Class B	169,007	5,161
CBL & Associates Properties Inc.	290,210	5,151
MFA Financial Inc.	657,599	5,096
EPR Properties	95,043	5,074
Webster Financial Corp.	162,203	5,038
* Texas Capital Bancshares Inc.	76,581	4,973
Piedmont Office Realty Trust Inc. Class A	288,449	4,947
CapitalSource Inc.	334,960	4,887
Bank of Hawaii Corp.	80,030	4,851
Hanover Insurance Group Inc.	78,801	4,842
Healthcare Trust of America Inc. Class A	424,916	4,840
ProAssurance Corp.	108,569	4,835
First American Financial Corp.	181,412	4,816
Post Properties Inc.	97,420	4,783
UMB Financial Corp.	73,067	4,727
Radian Group Inc.	310,969	4,674
Aspen Insurance Holdings Ltd.	117,416	4,661
Financial Engines Inc.	91,620	4,652
Primerica Inc.	98,546	4,643
DCT Industrial Trust Inc.	582,080	4,587
Sunstone Hotel Investors Inc.	328,569	4,511
TCF Financial Corp.	268,047	4,466

Fulton Financial Corp.	344,607	4,335
White Mountains Insurance Group Ltd.	7,218	4,330
Washington Federal Inc.	184,073	4,289
Sovran Self Storage Inc.	57,168	4,199
Geo Group Inc.	130,201	4,198
Corporate Office Properties Trust	157,011	4,183
* Zillow Inc. Class A	47,298	4,167
Healthcare Realty Trust Inc.	172,340	4,162
DiamondRock Hospitality Co.	352,891	4,146
American National Insurance Co.	36,411	4,116
CubeSmart	239,353	4,107
Brandywine Realty Trust	283,234	4,096
Endurance Specialty Holdings Ltd.	76,011	4,092
Bank of the Ozarks Inc.	59,689	4,062
Wintrust Financial Corp.	83,057	4,042
FNB Corp.	297,319	3,984
Medical Properties Trust Inc.	306,121	3,915
Pebblebrook Hotel Trust	115,336	3,895
Cousins Properties Inc.	338,155	3,879
BancorpSouth Inc.	154,791	3,864
Susquehanna Bancshares Inc.	338,894	3,860
MarketAxess Holdings Inc.	64,311	3,808
* Santander Consumer USA Holdings Inc.	156,108	3,759
PrivateBancorp Inc.	123,131	3,757
Umpqua Holdings Corp.	201,252	3,751
Glacier Bancorp Inc.	127,427	3,704
* MBIA Inc.	260,846	3,649
Colony Financial Inc.	165,982	3,643
First Industrial Realty Trust Inc.	187,892	3,630
Invesco Mortgage Capital Inc.	220,400	3,630
Lexington Realty Trust	329,633	3,596
Iberiabank Corp.	51,088	3,584
Valley National Bancorp	343,713	3,578
* Strategic Hotels & Resorts Inc.	350,879	3,575
Alexander & Baldwin Inc.	83,207	3,541
* Altisource Portfolio Solutions SA	28,913	3,518
Home BancShares Inc.	100,279	3,452
First Financial Bankshares Inc.	54,954	3,396
United Bankshares Inc.	110,858	3,394
Symetra Financial Corp.	170,840	3,386
Community Bank System Inc.	86,435	3,373
Columbia Banking System Inc.	117,874	3,362
Chambers Street Properties	428,273	3,328
EastGroup Properties Inc.	52,640	3,312
Ryman Hospitality Properties Inc.	77,825	3,309
Hatteras Financial Corp.	175,252	3,304
* Western Alliance Bancorp	133,918	3,294
Cathay General Bancorp	129,786	3,269
Erie Indemnity Co. Class A	46,431	3,239
* Altisource Asset Management Corp.	2,966	3,187
Sun Communities Inc.	68,690	3,097
RLI Corp.	70,000	3,097
Evercore Partners Inc. Class A	55,925	3,090
CYS Investments Inc.	373,631	3,086
Artisan Partners Asset Management Inc. Class A	47,858	3,075
Altisource Residential Corp.	97,352	3,072
National Health Investors Inc.	50,640	3,062

EverBank Financial Corp.	155,176	3,062
MB Financial Inc.	98,743	3,057
PS Business Parks Inc.	36,389	3,043
BBCN Bancorp Inc.	177,387	3,040
Platinum Underwriters Holdings Ltd.	50,451	3,032
Chesapeake Lodging Trust	117,733	3,029
Capitol Federal Financial Inc.	241,306	3,028
Redwood Trust Inc.	148,972	3,021
Pinnacle Financial Partners Inc.	80,021	3,000
Newcastle Investment Corp.	633,877	2,979
Mack-Cali Realty Corp.	143,285	2,979
Janus Capital Group Inc.	273,943	2,978
Acadia Realty Trust	112,789	2,975
New Residential Investment Corp.	458,463	2,966
Westamerica Bancorporation	54,726	2,960
American Equity Investment Life Holding Co.	125,268	2,959
Kemper Corp.	75,409	2,954
PacWest Bancorp	68,093	2,929
Trustmark Corp.	115,350	2,924
Argo Group International Holdings Ltd.	63,629	2,921
Investors Bancorp Inc.	105,534	2,917
First Midwest Bancorp Inc.	170,206	2,907
First Financial Holdings Inc.	46,103	2,887
PennyMac Mortgage Investment Trust	120,154	2,872
Northwest Bancshares Inc.	195,697	2,857
* Virtus Investment Partners Inc.	16,462	2,851
Washington REIT	119,366	2,850
DuPont Fabros Technology Inc.	118,362	2,849
Potlatch Corp.	73,211	2,833
American Assets Trust Inc.	83,832	2,828
Montpelier Re Holdings Ltd.	93,329	2,777
Home Loan Servicing Solutions Ltd.	128,512	2,776
Kennedy-Wilson Holdings Inc.	123,171	2,773
* Hilltop Holdings Inc.	116,497	2,771
ARMOUR Residential REIT Inc.	670,329	2,762
Astoria Financial Corp.	197,751	2,733
International Bancshares Corp.	108,204	2,714
CVB Financial Corp.	170,038	2,704
Capstead Mortgage Corp.	212,789	2,694
Old National Bancorp	179,511	2,677
Equity One Inc.	117,878	2,633
Glimcher Realty Trust	256,888	2,577
Boston Private Financial Holdings Inc.	189,639	2,566
* Encore Capital Group Inc.	55,798	2,550
FelCor Lodging Trust Inc.	280,720	2,538
BOK Financial Corp.	36,594	2,527
* First Cash Financial Services Inc.	49,551	2,500
First Financial Bancorp	137,393	2,470
* BofI Holding Inc.	28,744	2,465
Greenhill & Co. Inc.	47,357	2,462
* WisdomTree Investments Inc.	187,312	2,458
Government Properties Income Trust	95,227	2,400
Associated Estates Realty Corp.	139,262	2,359
* St. Joe Co.	122,442	2,357
First Citizens BancShares Inc. Class A	9,770	2,352
Independent Bank Corp.	59,522	2,343
Selective Insurance Group Inc.	100,379	2,341

NBT Bancorp Inc.	95,567	2,338
Chemical Financial Corp.	72,015	2,337
Mercury General Corp.	51,506	2,322
^ AmTrust Financial Services Inc.	61,497	2,313
Ashford Hospitality Trust Inc.	203,165	2,290
Education Realty Trust Inc.	230,827	2,278
First Commonwealth Financial Corp.	251,265	2,271
LTC Properties Inc.	59,941	2,256
Franklin Street Properties Corp.	178,683	2,251
AMERISAFE Inc.	50,425	2,214
HFF Inc. Class A	64,713	2,175
Provident Financial Services Inc.	117,490	2,158
* Eagle Bancorp Inc.	59,766	2,158
OFG Bancorp	124,968	2,148
First Merchants Corp.	98,380	2,129
Banner Corp.	51,347	2,116
* Arrowhead Research Corp.	128,660	2,113
* Trulia Inc.	63,076	2,094
Sterling Financial Corp.	62,420	2,080
National Penn Bancshares Inc.	195,659	2,045
* Starwood Waypoint Residential Trust	70,237	2,022
* Credit Acceptance Corp.	14,221	2,022
* Capital Bank Financial Corp.	80,349	2,018
Hanmi Financial Corp.	84,936	1,979
BGC Partners Inc. Class A	302,549	1,979
Pennsylvania REIT	109,431	1,975
ViewPoint Financial Group Inc.	67,946	1,960
* iStar Financial Inc.	132,687	1,958
* Enstar Group Ltd.	14,323	1,952
American Capital Mortgage Investment Corp.	102,875	1,931
City Holding Co.	43,015	1,930
Cash America International Inc.	49,798	1,928
* eHealth Inc.	37,593	1,910
Anworth Mortgage Asset Corp.	384,274	1,906
* Ambac Financial Group Inc.	61,180	1,898
Park National Corp.	24,483	1,882
National Bank Holdings Corp. Class A	92,635	1,859
* Walter Investment Management Corp.	62,020	1,850
Apollo Commercial Real Estate Finance Inc.	110,313	1,835
Renasant Corp.	62,292	1,810
Flushing Financial Corp.	84,016	1,770
Berkshire Hills Bancorp Inc.	67,759	1,754
Central Pacific Financial Corp.	86,026	1,738
Parkway Properties Inc.	93,221	1,701
Brookline Bancorp Inc.	180,357	1,699
* Ameris Bancorp	71,765	1,672
* First BanCorp	307,175	1,671
Cardinal Financial Corp.	93,521	1,667
Community Trust Bancorp Inc.	39,952	1,657
Interactive Brokers Group Inc.	76,417	1,656
Apollo Residential Mortgage Inc.	101,806	1,652
* TFS Financial Corp.	131,394	1,633
Horace Mann Educators Corp.	55,745	1,617
* World Acceptance Corp.	21,462	1,611
Hudson Pacific Properties Inc.	69,541	1,604
Empire State Realty Trust Inc.	105,532	1,595
CoreSite Realty Corp.	50,779	1,574

Lakeland Financial Corp.	38,727	1,558
Dime Community Bancshares Inc.	91,219	1,549
* Flagstar Bancorp Inc.	69,376	1,542
CoBiz Financial Inc.	130,809	1,507
Agree Realty Corp.	49,273	1,498
Alexander's Inc.	4,104	1,482
S&T Bancorp Inc.	62,099	1,472
Oritani Financial Corp.	92,812	1,467
Cedar Realty Trust Inc.	239,190	1,461
Inland Real Estate Corp.	138,114	1,457
* Beneficial Mutual Bancorp Inc.	110,007	1,451
* Greenlight Capital Re Ltd. Class A	43,678	1,433
First Busey Corp.	246,719	1,431
Nelnet Inc. Class A	34,833	1,425
Arlington Asset Investment Corp. Class A	53,188	1,408
^ Cohen & Steers Inc.	35,214	1,403
Hersha Hospitality Trust Class A	239,619	1,397
BancFirst Corp.	24,437	1,384
Employers Holdings Inc.	67,788	1,371
Saul Centers Inc.	28,664	1,358
Union First Market Bankshares Corp.	53,370	1,357
Heartland Financial USA Inc.	49,142	1,326
Ares Commercial Real Estate Corp.	97,134	1,303
FBL Financial Group Inc. Class A	29,814	1,292
1st Source Corp.	39,949	1,282
* Cowen Group Inc. Class A	284,097	1,253
Brixmor Property Group Inc.	58,301	1,244
* Forestar Group Inc.	69,721	1,241
Ramco-Gershenson Properties Trust	75,016	1,223
Bryn Mawr Bank Corp.	41,917	1,204
Sabra Health Care REIT Inc.	43,082	1,202
Bank of Marin Bancorp	26,543	1,195
Blackstone Mortgage Trust Inc. Class A	41,259	1,186
* American Residential Properties Inc.	65,917	1,185
STAG Industrial Inc.	48,715	1,174
Sterling Bancorp	92,246	1,168
* Investment Technology Group Inc.	57,531	1,162
Gramercy Property Trust Inc.	223,540	1,153
* Bridge Capital Holdings	48,035	1,141
WesBanco Inc.	35,587	1,133
Bank Mutual Corp.	176,215	1,117
Infinity Property & Casualty Corp.	16,479	1,114
Arrow Financial Corp.	41,898	1,108
Dynex Capital Inc.	123,063	1,101
Retail Opportunity Investments Corp.	73,257	1,094
Federal Agricultural Mortgage Corp.	32,617	1,085
Calamos Asset Management Inc. Class A	83,251	1,076
* Navigators Group Inc.	17,475	1,073
CyrusOne Inc.	51,455	1,072
FXCM Inc. Class A	72,492	1,071
Sandy Spring Bancorp Inc.	42,745	1,068
* Piper Jaffray Cos.	23,307	1,067
Camden National Corp.	25,728	1,060
NRG Yield Inc. Class A	26,673	1,054
Investors Real Estate Trust	116,791	1,049
* AV Homes Inc.	55,558	1,005
RCS Capital Corp.	25,805	1,004

Campus Crest Communities Inc.	114,933	998
Chatham Lodging Trust	48,735	985
Northfield Bancorp Inc.	76,469	983
Diamond Hill Investment Group Inc.	7,410	974
* Nationstar Mortgage Holdings Inc.	29,644	962
Great Southern Bancorp Inc.	31,875	957
GAMCO Investors Inc.	12,300	955
Arbor Realty Trust Inc.	135,923	941
WSFS Financial Corp.	13,103	936
First Potomac Realty Trust	70,089	906
* BBX Capital Corp.	46,408	903
Southside Bancshares Inc.	28,565	896
Banc of California Inc.	72,965	895
* PICO Holdings Inc.	34,023	884
Summit Hotel Properties Inc.	95,125	883
* KCG Holdings Inc. Class A	73,316	875
Bridge Bancorp Inc.	32,586	870
TrustCo Bank Corp. NY	122,980	866
American National Bankshares Inc.	36,700	863
BankFinancial Corp.	85,831	857
Safety Insurance Group Inc.	15,898	856
* Move Inc.	73,106	845
* Green Dot Corp. Class A	43,097	842
* Ezcorp Inc. Class A	77,156	833
Hudson Valley Holding Corp.	42,767	815
Select Income REIT	26,371	798
Excel Trust Inc.	62,639	794
Ames National Corp.	35,568	784
Centerstate Banks Inc.	71,681	783
Simmons First National Corp. Class A	20,854	777
Rouse Properties Inc.	44,464	767
Getty Realty Corp.	40,507	765
Stewart Information Services Corp.	21,750	764
* Citizens Inc. Class A	100,325	742
* Harbinger Group Inc.	59,900	733
First Interstate Bancsystem Inc.	25,951	732
* DFC Global Corp.	82,925	732
* United Community Banks Inc.	37,059	719
* Customers Bancorp Inc.	34,310	716
* FBR & Co.	27,175	702
Lakeland Bancorp Inc.	61,585	693
AmREIT Inc.	41,499	688
United Fire Group Inc.	22,645	687
Kite Realty Group Trust	113,657	682
Maiden Holdings Ltd.	54,199	676
Consolidated-Tomoka Land Co.	16,544	666
Enterprise Financial Services Corp.	33,094	664
Resource Capital Corp.	117,277	653
Ashford Hospitality Prime Inc.	42,953	649
* Global Indemnity plc	24,497	645
Winthrop Realty Trust	52,243	605
Donegal Group Inc. Class A	40,983	598
Wilshire Bancorp Inc.	52,866	587
* Ladenburg Thalmann Financial Services Inc.	190,788	576
Marlin Business Services Corp.	27,618	575
First Community Bancshares Inc.	33,128	542
Baldwin & Lyons Inc.	20,233	532

Republic Bancorp Inc. Class A	23,530	532
* Springleaf Holdings Inc.	21,054	530
National Western Life Insurance Co. Class A	2,162	529
RAIT Financial Trust	61,292	520
GFI Group Inc.	139,677	496
First Defiance Financial Corp.	18,194	493
* NewStar Financial Inc.	35,129	487
* NMI Holdings Inc. Class A	40,969	480
Sierra Bancorp	29,982	477
State Bank Financial Corp.	26,391	467
* INTL. FCStone Inc.	24,509	461
Century Bancorp Inc. Class A	13,512	461
* Phoenix Cos. Inc.	8,869	459
* Bancorp Inc.	23,984	451
Bar Harbor Bankshares	11,466	440
Gain Capital Holdings Inc.	40,061	433
Silver Bay Realty Trust Corp.	27,799	431
Aviv REIT Inc.	17,463	427
* Synergy Resources Corp.	39,122	421
Universal Health Realty Income Trust	9,936	420
* TESARO Inc.	14,093	415
* Safeguard Scientifics Inc.	18,349	407
Tompkins Financial Corp.	8,200	401
AG Mortgage Investment Trust Inc.	22,915	401
United Insurance Holdings Corp.	27,184	397
* Walker & Dunlop Inc.	24,167	395
Capital City Bank Group Inc.	29,613	393
Center Bancorp Inc.	20,331	386
Access National Corp.	23,319	378
CIFC Corp.	45,931	374
* Xoom Corp.	19,112	373
* Tejon Ranch Co.	11,025	373
Armada Hoffler Properties Inc.	35,158	353
Bank of Kentucky Financial Corp.	9,397	353
Urstadt Biddle Properties Inc. Class A	17,024	352
EMC Insurance Group Inc.	9,875	351
SY Bancorp Inc.	10,916	345
First of Long Island Corp.	8,073	328
Cape Bancorp Inc.	28,532	314
Washington Trust Bancorp Inc.	8,239	309
* MoneyGram International Inc.	17,060	301
New York Mortgage Trust Inc.	38,556	300
Meadowbrook Insurance Group Inc.	48,974	286
* First NBC Bank Holding Co.	8,134	284
Charter Financial Corp.	26,149	283
Trico Bancshares	10,868	282
* Atlas Financial Holdings Inc.	20,330	278
Athens Bancshares Corp.	13,574	275
* Reis Inc.	14,871	268
First Bancorp	13,957	265
TowneBank	16,823	261
* Consumer Portfolio Services Inc.	37,574	257
HCI Group Inc.	6,885	251
Preferred Apartment Communities Inc. Class A	30,292	244
ESSA Bancorp Inc.	22,265	242
* BSB Bancorp Inc.	13,670	235
Resource America Inc. Class A	27,332	234

German American Bancorp Inc.	8,031	232
Oppenheimer Holdings Inc. Class A	8,231	231
OneBeacon Insurance Group Ltd. Class A	14,838	229
State Auto Financial Corp.	10,650	227
Investors Title Co.	2,985	227
* Ladder Capital Corp. Class A	11,993	226
^ Western Asset Mortgage Capital Corp.	14,365	225
Ellington Residential Mortgage REIT	13,273	225
Citizens & Northern Corp.	11,242	222
Guaranty Bancorp	14,954	213
Gladstone Commercial Corp.	12,205	212
* ZipRealty Inc.	64,495	212
First Financial Corp.	6,244	210
US Global Investors Inc. Class A	64,303	206
Physicians Realty Trust	14,600	203
HomeStreet Inc.	10,014	196
Tower Group International Ltd.	72,169	195
* Asta Funding Inc.	23,459	194
* SWS Group Inc.	25,490	191
Federated National Holding Co.	10,230	187
Financial Institutions Inc.	8,111	187
OceanFirst Financial Corp.	10,533	186
Clifton Savings Bancorp Inc.	15,830	186
* RE/MAX Holdings Inc.	6,421	185
Westfield Financial Inc.	24,792	185
Ameriana Bancorp	13,383	183
Pzena Investment Management Inc. Class A	15,254	180
Life Partners Holdings Inc.	62,258	178
* First Acceptance Corp.	71,063	177
Merchants Bancshares Inc.	5,356	175
Intersections Inc.	29,386	173
National Interstate Corp.	6,396	171
Rockville Financial Inc.	12,104	164
Univest Corp. of Pennsylvania	7,968	164
MainSource Financial Group Inc.	8,753	150
* Tree.com Inc.	4,587	142
Monmouth Real Estate Investment Corp. Class A	14,151	135
ESB Financial Corp.	10,217	134
One Liberty Properties Inc.	6,240	133
Five Oaks Investment Corp.	11,883	132
* Metro Bancorp Inc.	6,247	132
CNB Financial Corp.	7,319	129
Bank of Commerce Holdings	18,855	127
* Suffolk Bancorp	5,655	126
UMH Properties Inc.	12,666	124
First Financial Northwest Inc.	11,902	121
Gleacher & Co. Inc.	10,238	117
Meta Financial Group Inc.	2,569	115
JMP Group Inc.	15,841	113
* Eastern Virginia Bankshares Inc.	16,807	108
First Marblehead Corp.	17,694	107
* Republic First Bancorp Inc.	27,568	106
Universal Insurance Holdings Inc.	8,304	105
Simplicity Bancorp Inc.	5,900	104
Terreno Realty Corp.	5,464	103
Peoples Bancorp Inc.	4,038	100
Fifth Street Senior Floating Rate Corp.	6,700	96

Westwood Holdings Group Inc.	1,506	94
JAVELIN Mortgage Investment Corp.	7,019	94
Doral Financial Corp.	10,554	92
Mercantile Bank Corp.	4,186	86
* Health Insurance Innovations Inc. Class A	8,231	85
United Financial Bancorp Inc.	4,582	84
Waterstone Financial Inc.	8,071	84
Institutional Financial Markets Inc.	39,632	84
West Bancorporation Inc.	5,505	84
* Old Second Bancorp Inc.	18,140	83
* Hallmark Financial Services Inc.	9,970	83
* Maui Land & Pineapple Co. Inc.	12,826	82
OmniAmerican Bancorp Inc.	3,600	82
Southwest Bancorp Inc.	4,643	82
Codorus Valley Bancorp Inc.	3,646	76
Kansas City Life Insurance Co.	1,487	72
Home Federal Bancorp Inc.	4,261	66
* Meridian Interstate Bancorp Inc.	2,558	65
* NewBridge Bancorp	8,868	63
* Square 1 Financial Inc. Class A	3,057	61
* Atlanticus Holdings Corp.	26,603	61
Provident Financial Holdings Inc.	3,696	57
National Bankshares Inc.	1,549	57
Peapack Gladstone Financial Corp.	2,544	56
* Fortegra Financial Corp.	7,800	55
* Jacksonville Bancorp Inc.	5,100	54
Heritage Financial Corp.	3,173	54
* Shore Bancshares Inc.	5,538	53
Macatawa Bank Corp.	9,663	49
* CommunityOne Bancorp	4,334	49
* Taylor Capital Group Inc.	2,027	48
* Hampton Roads Bankshares Inc.	29,753	47
Heritage Commerce Corp.	5,677	46
Alliance Bancorp Inc. of Pennsylvania	2,959	45
* American Realty Investors Inc.	4,786	45
Pulaski Financial Corp.	4,255	45
Park Sterling Corp.	6,702	45
First Internet Bancorp	1,900	43
Atlantic American Corp.	10,900	40
* ASB Bancorp Inc.	2,200	39
* Farmers Capital Bank Corp.	1,626	37
* Regional Management Corp.	1,415	35
* Community West Bancshares	5,000	35
California First National Bancorp	2,236	34
* United Community Financial Corp.	8,716	34
C&F Financial Corp.	1,028	34
* North Valley Bancorp	1,335	32
Manning & Napier Inc.	1,900	32
Northrim BanCorp Inc.	1,190	31
QC Holdings Inc.	12,815	30
Territorial Bancorp Inc.	1,380	30
Washington Banking Co.	1,656	29
* Guaranty Federal Bancshares Inc.	2,281	29
PMC Commercial Trust	6,141	28
HopFed Bancorp Inc.	2,411	28
Independence Holding Co.	2,059	28
Federal Agricultural Mortgage Corp. Class A	1,021	26

Pacific Continental Corp.	1,900	26
Monarch Financial Holdings Inc.	2,100	26
* ConnectOne Bancorp Inc.	513	25
* Preferred Bank	950	25
Citizens Community Bancorp Inc.	2,945	24
Northeast Bancorp	2,506	23
* First Federal Bancshares of Arkansas Inc.	2,417	22
Yadkin Financial Corp.	1,024	22
1st United Bancorp Inc.	2,856	22
* Pacific Mercantile Bancorp	3,311	21
Penns Woods Bancorp Inc.	414	20
* Carolina Bank Holdings Inc.	1,902	19
MicroFinancial Inc.	2,338	18
* Sun Bancorp Inc.	5,293	18
Wheeler REIT Inc.	3,900	18
* Performant Financial Corp.	1,820	16
Firstbank Corp.	878	16
* Internet Patents Corp.	4,802	16
First Bancorp Inc.	902	15
* Kearny Financial Corp.	953	14
* Independent Bank Corp.	1,015	13
Seacoast Banking Corp. of Florida	1,163	13
* Jefferson Bancshares Inc.	1,639	13
First Clover Leaf Financial Corp.	1,340	13
* HomeTrust Bancshares Inc.	740	12
Middleburg Financial Corp.	611	11
MutualFirst Financial Inc.	544	10
* American River Bankshares	1,038	10
Cheviot Financial Corp.	912	9
* Riverview Bancorp Inc.	2,700	9
MidSouth Bancorp Inc.	520	9
Fidelity Southern Corp.	549	8
* World Energy Solutions Inc.	1,579	8
* Tejon Ranch Co. Warrants Exp. 08/31/2016	1,629	6
* Royal Bancshares of Pennsylvania Inc.	1,796	6
WVS Financial Corp.	511	6
Fox Chase Bancorp Inc.	337	6
IF Bancorp Inc.	300	5
Premier Financial Bancorp Inc.	340	5
NASB Financial Inc.	156	4
* Home Bancorp Inc.	145	3
* Intervest Bancshares Corp. Class A	363	3
Horizon Bancorp	115	3
MidWestOne Financial Group Inc.	100	3
United Community Bancorp	200	2
Hingham Institution for Savings	27	2
Sotherly Hotels Inc.	300	2
Bank of South Carolina Corp.	100	1
* SP Bancorp Inc.	55	1
* Orrstown Financial Services Inc.	53	1
BNC Bancorp	43	1
Tower Financial Corp.	24	1
SI Financial Group Inc.	31	—
Eagle Bancorp Montana Inc.	30	—
Salisbury Bancorp Inc.	11	—
Old Line Bancshares Inc.	17	—
Heritage Financial Group Inc.	9	—

* Transcontinental Realty Investors Inc.	12	—
Vestin Realty Mortgage II Inc.	22	—
Kingstone Cos. Inc.	9	—
* Valley National Bancorp Warrants Exp. 6/30/2015	240	—
* Porter Bancorp Inc.	25	—
* Prospect Global Resources Inc.	1	—
		6,965,565
Health Care (12.2%)
Johnson & Johnson	5,065,766	497,610
Pfizer Inc.	11,430,072	367,134
Merck & Co. Inc.	5,265,810	298,940
* Gilead Sciences Inc.	2,754,593	195,190
Amgen Inc.	1,351,996	166,755
Bristol-Myers Squibb Co.	2,955,061	153,515
AbbVie Inc.	2,845,283	146,248
UnitedHealth Group Inc.	1,771,347	145,233
* Biogen Idec Inc.	423,210	129,447
Medtronic Inc.	1,792,172	110,290
Abbott Laboratories	2,765,348	106,494
Eli Lilly & Co.	1,804,628	106,220
* Express Scripts Holding Co.	1,389,650	104,349
* Celgene Corp.	727,099	101,503
Thermo Fisher Scientific Inc.	701,581	84,358
Baxter International Inc.	972,502	71,557
Allergan Inc.	534,480	66,329
* Actavis plc	311,867	64,198
Covidien plc	809,056	59,595
* Alexion Pharmaceuticals Inc.	354,348	53,907
WellPoint Inc.	505,837	50,356
Aetna Inc.	649,511	48,694
* Regeneron Pharmaceuticals Inc.	140,227	42,107
Stryker Corp.	507,604	41,355
Cigna Corp.	489,883	41,018
Becton Dickinson and Co.	347,474	40,682
* Forest Laboratories Inc.	436,775	40,301
Perrigo Co. plc	227,532	35,190
* Illumina Inc.	229,601	34,132
St. Jude Medical Inc.	508,252	33,235
* Mylan Inc.	667,082	32,574
* Boston Scientific Corp.	2,390,941	32,326
Humana Inc.	275,836	31,092
* Intuitive Surgical Inc.	68,361	29,941
* Vertex Pharmaceuticals Inc.	422,185	29,857
* HCA Holdings Inc.	552,174	28,989
Zimmer Holdings Inc.	306,129	28,954
Zoetis Inc.	895,373	25,912
* DaVita HealthCare Partners Inc.	362,673	24,970
CR Bard Inc.	139,292	20,612
* Henry Schein Inc.	153,471	18,320
* BioMarin Pharmaceutical Inc.	260,095	17,741
* Endo Health Solutions Inc.	254,426	17,466
* Waters Corp.	144,968	15,716
* Varian Medical Systems Inc.	185,600	15,589
* CareFusion Corp.	377,941	15,201
Quest Diagnostics Inc.	260,003	15,059
* Laboratory Corp. of America Holdings	152,910	15,017
* Edwards Lifesciences Corp.	195,619	14,509

* Incyte Corp. Ltd.	266,769	14,277
* Jazz Pharmaceuticals plc	98,906	13,716
Universal Health Services Inc. Class B	163,581	13,425
* Hospira Inc.	298,234	12,899
Cooper Cos. Inc.	87,806	12,061
DENTSPLY International Inc.	256,085	11,790
ResMed Inc.	255,046	11,398
* Alkermes plc	258,206	11,384
* IDEXX Laboratories Inc.	93,074	11,299
* MEDNAX Inc.	181,514	11,250
* Salix Pharmaceuticals Ltd.	107,854	11,175
* Pharmacyclics Inc.	107,234	10,747
* Covance Inc.	101,524	10,548
* Cubist Pharmaceuticals Inc.	134,071	9,807
* Isis Pharmaceuticals Inc.	210,218	9,084
* Hologic Inc.	417,628	8,979
* Medivation Inc.	136,725	8,801
* Seattle Genetics Inc.	176,490	8,041
Teleflex Inc.	73,921	7,927
* United Therapeutics Corp.	81,385	7,653
* Tenet Healthcare Corp.	177,660	7,606
* Community Health Systems Inc.	193,379	7,575
* Sirona Dental Systems Inc.	99,020	7,394
Questcor Pharmaceuticals Inc.	103,358	6,711
* Mallinckrodt plc	104,790	6,645
* Align Technology Inc.	124,182	6,431
* Cepheid Inc.	124,494	6,421
* Intercept Pharmaceuticals Inc.	19,084	6,294
Patterson Cos. Inc.	149,089	6,226
* Centene Corp.	98,254	6,116
* Brookdale Senior Living Inc. Class A	178,833	5,993
* Quintiles Transnational Holdings Inc.	116,625	5,921
* InterMune Inc.	174,641	5,845
Techne Corp.	66,316	5,661
* Team Health Holdings Inc.	125,711	5,626
* PAREXEL International Corp.	101,637	5,498
* DexCom Inc.	130,392	5,393
* Alnylam Pharmaceuticals Inc.	80,134	5,380
HealthSouth Corp.	149,699	5,379
West Pharmaceutical Services Inc.	119,677	5,272
* Charles River Laboratories International Inc.	86,835	5,240
STERIS Corp.	105,792	5,052
* WellCare Health Plans Inc.	78,922	5,013
* NPS Pharmaceuticals Inc.	166,157	4,973
* Health Net Inc.	143,749	4,889
* Alere Inc.	140,675	4,832
* Puma Biotechnology Inc.	45,970	4,787
* Insulet Corp.	98,956	4,693
* Bio-Rad Laboratories Inc. Class A	36,051	4,619
* Myriad Genetics Inc.	133,839	4,576
* Envision Healthcare Holdings Inc.	130,196	4,405
* LifePoint Hospitals Inc.	80,664	4,400
* Theravance Inc.	140,826	4,357
* Bruker Corp.	181,564	4,138
Hill-Rom Holdings Inc.	105,608	4,070
* Pacira Pharmaceuticals Inc.	57,711	4,039
Owens & Minor Inc.	113,463	3,975

*	Thoratec Corp.	103,123	3,693
	Healthcare Services Group Inc.	119,741	3,480
*,^ OPKO Health Inc.		369,854	3,447
*	ACADIA Pharmaceuticals Inc.	140,117	3,409
*	Air Methods Corp.	63,567	3,396
*	Acorda Therapeutics Inc.	87,820	3,329
*	Medicines Co.	115,807	3,291
*	NuVasive Inc.	82,594	3,172
*	Impax Laboratories Inc.	119,616	3,160
*	Auxilium Pharmaceuticals Inc.	114,366	3,108
*	HMS Holdings Corp.	159,912	3,046
*	Haemonetics Corp.	93,037	3,032
*	Cyberonics Inc.	45,758	2,986
*	Globus Medical Inc.	111,325	2,960
*	Magellan Health Services Inc.	49,507	2,938
*	Acadia Healthcare Co. Inc.	63,916	2,884
*	Akorn Inc.	130,687	2,875
*	Amsurg Corp. Class A	60,861	2,865
	CONMED Corp.	65,292	2,837
*	Celldex Therapeutics Inc.	160,316	2,833
*	Nektar Therapeutics	233,377	2,829
	PDL BioPharma Inc.	337,072	2,801
*	Neogen Corp.	62,286	2,800
*	Masimo Corp.	100,947	2,757
*	Keryx Biopharmaceuticals Inc.	161,769	2,757
*	Wright Medical Group Inc.	88,695	2,756
*	Clovis Oncology Inc.	39,671	2,748
*	Dyax Corp.	302,602	2,717
*	ArthroCare Corp.	56,332	2,715
*	Synageva BioPharma Corp.	32,423	2,690
*	HeartWare International Inc.	28,617	2,684
*	ARIAD Pharmaceuticals Inc.	332,309	2,678
	Cantel Medical Corp.	78,297	2,640
*	Exact Sciences Corp.	184,102	2,609
*	Ironwood Pharmaceuticals Inc. Class A	210,829	2,597
*	Prestige Brands Holdings Inc.	93,806	2,556
*,^ Arena Pharmaceuticals Inc.		392,425	2,472
	Analogic Corp.	29,008	2,382
*	ImmunoGen Inc.	150,809	2,252
*	Depomed Inc.	153,568	2,227
*	Halozyme Therapeutics Inc.	174,323	2,214
*	ABIOMED Inc.	84,819	2,209
*	Aegerion Pharmaceuticals Inc.	47,504	2,191
*	Abaxis Inc.	55,648	2,164
*	Integra LifeSciences Holdings Corp.	47,022	2,163
*	Emergent Biosolutions Inc.	82,358	2,081
*	Idenix Pharmaceuticals Inc.	335,564	2,023
*	Natus Medical Inc.	78,387	2,022
*	Accuray Inc.	207,174	1,989
*,^ Bio-Reference Labs Inc.		71,745	1,986
*	Emeritus Corp.	60,376	1,898
*,^ Inovio Pharmaceuticals Inc.		565,983	1,885
	Kindred Healthcare Inc.	79,272	1,857
*	Anacor Pharmaceuticals Inc.	89,752	1,796
*	Neurocrine Biosciences Inc.	111,171	1,790
*,^ Exelixis Inc.		504,591	1,786
*	Volcano Corp.	90,145	1,777

*	Molina Healthcare Inc.	47,289	1,776
*	Anika Therapeutics Inc.	43,146	1,773
*	Corvel Corp.	34,988	1,741
*	Capital Senior Living Corp.	65,391	1,700
*	BioCryst Pharmaceuticals Inc.	159,620	1,689
*	Ligand Pharmaceuticals Inc.	25,054	1,685
*	Sarepta Therapeutics Inc.	67,251	1,616
*	Amedisys Inc.	106,058	1,579
*,^ Dendreon Corp.		523,663	1,566
*	Albany Molecular Research Inc.	81,899	1,523
*	AMAG Pharmaceuticals Inc.	78,562	1,520
*	Affymetrix Inc.	210,529	1,501
*	Sangamo BioSciences Inc.	82,572	1,493
*	Fluidigm Corp.	33,874	1,493
*	Chelsea Therapeutics International Ltd.	269,162	1,486
*	Array BioPharma Inc.	313,614	1,474
*	ICU Medical Inc.	24,373	1,459
*	Furiex Pharmaceuticals Inc.	16,618	1,446
*	Infinity Pharmaceuticals Inc.	120,503	1,433
*	Spectranetics Corp.	46,543	1,411
*	Hanger Inc.	41,823	1,409
*	Genomic Health Inc.	53,021	1,397
*	AngioDynamics Inc.	87,357	1,376
	Meridian Bioscience Inc.	62,091	1,353
*	AVANIR Pharmaceuticals Inc.	359,053	1,318
*	Momenta Pharmaceuticals Inc.	111,370	1,297
*	Achillion Pharmaceuticals Inc.	383,474	1,262
	Select Medical Holdings Corp.	100,992	1,257
*	PharMerica Corp.	43,345	1,213
	Ensign Group Inc.	27,774	1,212
*	Healthways Inc.	70,495	1,208
*	Cynosure Inc. Class A	40,412	1,184
*	BioScrip Inc.	169,578	1,184
*	Chimerix Inc.	51,690	1,181
*	Alliance HealthCare Services Inc.	34,603	1,160
*	BioTelemetry Inc.	114,769	1,158
*,^ MannKind Corp.		287,819	1,157
*	ANI Pharmaceuticals Inc.	36,251	1,136
*	Dynavax Technologies Corp.	629,415	1,133
*	Cerus Corp.	235,616	1,131
*	Quidel Corp.	41,207	1,125
*	Endocyte Inc.	46,485	1,107
*,^ Athersys Inc.		340,510	1,103
*	Cell Therapeutics Inc.	324,459	1,103
*	Enanta Pharmaceuticals Inc.	27,240	1,089
*	Vivus Inc.	180,926	1,075
	Atrion Corp.	3,507	1,074
*	Novavax Inc.	234,229	1,061
*	Cutera Inc.	93,038	1,041
*	Ampio Pharmaceuticals Inc.	162,172	1,030
*,^ ChemoCentryx Inc.		151,993	1,008
*	Omnicell Inc.	35,176	1,007
*	AtriCure Inc.	53,110	999
*	Agios Pharmaceuticals Inc.	25,380	994
*	NxStage Medical Inc.	75,625	963
*	Intrexon Corp.	36,020	947
	Invacare Corp.	49,477	944

*	AcelRx Pharmaceuticals Inc.	77,842	935
*	Insys Therapeutics Inc.	22,500	932
*	Hi-Tech Pharmacal Co. Inc.	21,330	924
*	IPC The Hospitalist Co. Inc.	18,584	912
*	Agenus Inc.	279,311	885
*	Arqule Inc.	426,641	875
*	Endologix Inc.	67,842	873
*	Cardiovascular Systems Inc.	27,210	865
*	BioTime Inc.	260,899	858
*	Almost Family Inc.	37,007	855
*	Lannett Co. Inc.	23,740	848
*	KYTHERA Biopharmaceuticals Inc.	21,026	836
*	Hyperion Therapeutics Inc.	32,391	836
*	NewLink Genetics Corp.	29,127	827
*	Orexigen Therapeutics Inc.	127,107	826
*	Luminex Corp.	45,138	817
*	Symmetry Medical Inc.	80,029	805
*	Epizyme Inc.	34,996	797
*,^ Omeros Corp.		65,872	795
	CryoLife Inc.	79,431	791
*	Curis Inc.	279,887	789
*	Antares Pharma Inc.	218,527	765
*	Gentiva Health Services Inc.	82,976	757
*	Exactech Inc.	33,289	751
*	Lexicon Pharmaceuticals Inc.	426,596	738
*	Geron Corp.	353,819	736
*	Addus HomeCare Corp.	31,798	733
*	Bluebird Bio Inc.	31,758	722
*	Sagent Pharmaceuticals Inc.	30,361	710
*	Spectrum Pharmaceuticals Inc.	89,611	703
*	Raptor Pharmaceutical Corp.	67,744	677
*,^ Biolase Inc.		281,018	677
*	MiMedx Group Inc.	105,609	647
*	Immunomedics Inc.	150,892	635
*,^ Organovo Holdings Inc.		82,845	633
*	Orthofix International NV	20,831	628
*,^ Alimera Sciences Inc.		79,551	628
*,^ Catalyst Pharmaceutical Partners Inc.		276,282	624
*	Alphatec Holdings Inc.	414,979	622
*	Merit Medical Systems Inc.	43,528	622
*	AVEO Pharmaceuticals Inc.	412,100	616
*	Corcept Therapeutics Inc.	136,085	593
*	BioSpecifics Technologies Corp.	22,082	572
*	OraSure Technologies Inc.	68,580	547
*	Portola Pharmaceuticals Inc.	20,890	541
*	Tornier NV	24,249	515
*	Receptos Inc.	12,179	511
*,^ Galena Biopharma Inc.		200,597	501
*	HealthStream Inc.	18,427	492
*	Insmed Inc.	23,687	451
*	XOMA Corp.	85,572	446
*	Horizon Pharma Inc.	29,034	439
*	Staar Surgical Co.	22,704	427
*	Rigel Pharmaceuticals Inc.	109,592	425
*	Zeltiq Aesthetics Inc.	21,312	418
*	Five Star Quality Care Inc.	85,876	417
*,^ Merrimack Pharmaceuticals Inc.		82,137	414

*	PTC Therapeutics Inc.	15,600	408
*	Cytokinetics Inc.	42,787	406
*	Sciclone Pharmaceuticals Inc.	83,071	378
*	Cytori Therapeutics Inc.	139,519	377
*	LHC Group Inc.	17,054	376
*	Repligen Corp.	29,071	374
*	Unilife Corp.	89,751	365
*	Anthera Pharmaceuticals Inc. Class A	107,168	359
*	Accelerate Diagnostics Inc.	16,133	352
*,^ Alexza Pharmaceuticals Inc.		79,035	350
*	Biodel Inc.	127,401	348
	National Healthcare Corp.	6,158	343
*	Enzo Biochem Inc.	81,108	337
*	Hansen Medical Inc.	129,025	335
*	Repros Therapeutics Inc.	18,614	330
*	MacroGenics Inc.	11,796	328
	US Physical Therapy Inc.	9,458	327
*,^ Venaxis Inc.		122,333	322
*	BG Medicine Inc.	162,483	312
*	Triple-S Management Corp. Class B	19,212	310
*	Zogenix Inc.	107,824	307
*	Vanda Pharmaceuticals Inc.	18,779	305
*	SurModics Inc.	13,357	302
	Universal American Corp.	42,372	300
*	Acura Pharmaceuticals Inc.	183,343	268
*	Pain Therapeutics Inc.	48,537	267
*	Durect Corp.	200,605	267
*	Acceleron Pharma Inc.	7,546	260
*,^ Apricus Biosciences Inc.		120,161	258
*,^ Coronado Biosciences Inc.		130,354	258
	Pozen Inc.	31,094	249
*	Vascular Solutions Inc.	9,169	240
*,^ OncoMed Pharmaceuticals Inc.		7,100	239
	Columbia Laboratories Inc.	32,526	235
*	BioDelivery Sciences International Inc.	27,259	230
*	CytRx Corp.	65,584	229
*	Synergy Pharmaceuticals Inc.	41,723	222
*	Idera Pharmaceuticals Inc.	54,207	221
*	Harvard Bioscience Inc.	45,022	213
*	Sequenom Inc.	85,701	210
*	IGI Laboratories Inc.	37,107	210
*,^ Rockwell Medical Inc.		16,443	208
*	EnteroMedics Inc.	113,831	207
*	Peregrine Pharmaceuticals Inc.	98,096	186
*	GenMark Diagnostics Inc.	17,932	178
*	ZIOPHARM Oncology Inc.	37,953	174
*	Osiris Therapeutics Inc.	13,039	171
*	NeoGenomics Inc.	48,442	168
*	RTI Surgical Inc.	41,134	168
*	Hooper Holmes Inc.	287,238	167
*	Bovie Medical Corp.	43,121	166
*	XenoPort Inc.	31,708	164
	LeMaitre Vascular Inc.	17,245	139
	Digirad Corp.	40,423	139
*	Karyopharm Therapeutics Inc.	4,402	136
*	Chindex International Inc.	7,031	134
*,^ BSD Medical Corp.		102,783	133

*	Navidea Biopharmaceuticals Inc.	69,910	129
*	LCA-Vision Inc.	23,998	128
*	Neuralstem Inc.	30,497	128
	Enzon Pharmaceuticals Inc.	123,147	127
*	Progenics Pharmaceuticals Inc.	30,191	123
*	Medical Action Industries Inc.	17,692	123
*	Oncothyreon Inc.	39,256	117
*,^ ARCA Biopharma Inc.		57,300	107
*	AdCare Health Systems Inc.	25,016	104
*	Targacept Inc.	21,867	104
*	Harvard Apparatus Regenerative Technology Inc.	11,255	102
*	MEI Pharma Inc.	8,987	100
*	Tandem Diabetes Care Inc.	4,410	97
*	InfuSystems Holdings Inc.	34,480	96
*	Surgical Care Affiliates Inc.	3,127	96
*	Achaogen Inc.	6,133	95
*	Ultragenyx Pharmaceutical Inc.	1,864	91
*	Aastrom Biosciences Inc.	20,678	91
*	Oculus Innovative Sciences Inc.	23,597	89
*	Derma Sciences Inc.	6,973	88
*,^ GTx Inc.		56,394	86
*,^ Foundation Medicine Inc.		2,595	84
	Psychemedics Corp.	4,661	80
*	Inogen Inc.	4,740	78
*	BIND Therapeutics Inc.	6,333	76
*	Celsion Corp.	21,242	72
*	Ophthotech Corp.	1,872	67
*	SIGA Technologies Inc.	20,690	64
*	Ambit Biosciences Corp.	6,936	63
*	Synta Pharmaceuticals Corp.	13,525	58
*	Mast Therapeutics Inc.	81,953	56
*	RadNet Inc.	18,952	54
*	Baxano Surgical Inc.	46,005	50
*	Discovery Laboratories Inc.	22,888	49
*	Cumberland Pharmaceuticals Inc.	10,775	48
*	Advaxis Inc.	15,209	48
*	Synergetics USA Inc.	15,077	46
*	Threshold Pharmaceuticals Inc.	9,500	45
*	Stemline Therapeutics Inc.	2,100	43
*	Wright Medical Group Inc. CVR	50,806	42
*	Sunesis Pharmaceuticals Inc.	6,300	42
*	Supernus Pharmaceuticals Inc.	4,608	41
*	Hemispherx Biopharma Inc.	96,879	39
*	EntreMed Inc.	20,962	38
*	Veracyte Inc.	2,228	38
*,^ Akebia Therapeutics Inc.		1,820	36
*	Skilled Healthcare Group Inc.	6,697	35
*	Vical Inc.	24,716	32
*	Cancer Genetics Inc.	2,100	32
	MGC Diagnostics Corp.	2,800	31
*	iBio Inc.	57,800	31
*	ERBA Diagnostics Inc.	11,606	30
*	Versartis Inc.	917	28
*,^ Cel-Sci Corp.		15,976	24
*	Cleveland Biolabs Inc.	35,300	24
*,^ Cesca Therapeutics Inc.		14,114	24
*	Pernix Therapeutics Holdings	4,205	23

* OncoGenex Pharmaceutical Inc.	1,867	22
* Delcath Systems Inc.	75,773	21
* Concert Pharmaceuticals Inc.	1,550	21
* Transcept Pharmaceuticals Inc.	5,840	18
* Cardica Inc.	17,675	18
* Dicerna Pharmaceuticals Inc.	621	18
* Egalet Corp.	945	13
* Zalicus Inc.	10,037	12
* Onconova Therapeutics Inc.	1,800	11
* Durata Therapeutics Inc.	800	11
* Auspex Pharmaceuticals Inc.	309	10
* Heska Corp.	591	6
* MELA Sciences Inc.	9,482	6
* Amicus Therapeutics Inc.	2,697	6
* Stereotaxis Inc.	1,152	5
Birner Dental Management Services Inc.	265	5
Utah Medical Products Inc.	68	4
* CAS Medical Systems Inc.	1,800	4
Diversicare Healthcare Services Inc.	500	3
* StemCells Inc.	1,892	3
* LipoScience Inc.	647	2
* Nanosphere Inc.	759	2
Daxor Corp.	161	1
* Sucampo Pharmaceuticals Inc. Class A	158	1
* ProPhase Labs Inc.	465	1
* Vision Sciences Inc.	140	—
		4,564,787
Industrials (13.1%)
General Electric Co.	17,951,982	464,777
United Technologies Corp.	1,557,013	181,921
3M Co.	1,186,720	160,990
Boeing Co.	1,264,713	158,709
Union Pacific Corp.	814,872	152,919
United Parcel Service Inc. Class B	1,274,008	124,063
Honeywell International Inc.	1,333,996	123,741
Caterpillar Inc.	1,142,120	113,492
Accenture plc Class A	1,140,689	90,936
Emerson Electric Co.	1,259,018	84,102
Danaher Corp.	1,062,944	79,721
Lockheed Martin Corp.	487,628	79,600
FedEx Corp.	531,145	70,409
Precision Castparts Corp.	259,999	65,717
Eaton Corp. plc	850,955	63,924
Automatic Data Processing Inc.	819,637	63,325
Deere & Co.	662,082	60,117
Illinois Tool Works Inc.	722,776	58,783
General Dynamics Corp.	520,930	56,740
Raytheon Co.	563,196	55,638
Norfolk Southern Corp.	554,487	53,880
CSX Corp.	1,812,897	52,520
Cummins Inc.	335,083	49,924
TE Connectivity Ltd.	734,199	44,206
Northrop Grumman Corp.	349,288	43,095
PACCAR Inc.	634,668	42,802
Tyco International Ltd.	824,314	34,951
* LinkedIn Corp. Class A	185,574	34,320
Agilent Technologies Inc.	596,987	33,384

Waste Management Inc.	790,697	33,265
Parker Hannifin Corp.	267,169	31,983
Rockwell Automation Inc.	248,583	30,961
Sherwin-Williams Co.	152,491	30,061
Pentair Ltd.	356,892	28,316
WW Grainger Inc.	111,861	28,263
Ingersoll-Rand plc	490,078	28,052
Amphenol Corp. Class A	283,431	25,976
* Fiserv Inc.	455,688	25,833
Fidelity National Information Services Inc.	469,112	25,074
Paychex Inc.	588,501	25,070
Dover Corp.	304,593	24,900
* Alliance Data Systems Corp.	90,461	24,646
Roper Industries Inc.	178,297	23,804
Fastenal Co.	478,489	23,599
Xerox Corp.	2,015,808	22,779
AMETEK Inc.	438,904	22,599
Fluor Corp.	287,132	22,319
Kansas City Southern	197,582	20,165
Flowserve Corp.	249,665	19,559
Rockwell Collins Inc.	242,162	19,293
* Trimble Navigation Ltd.	465,516	18,095
Pall Corp.	198,079	17,722
Textron Inc.	450,249	17,690
* Stericycle Inc.	153,201	17,407
Chicago Bridge & Iron Co. NV	192,268	16,756
Republic Services Inc. Class A	484,504	16,551
L-3 Communications Holdings Inc.	138,396	16,351
* B/E Aerospace Inc.	188,321	16,344
* Verisk Analytics Inc. Class A	270,768	16,235
* United Rentals Inc.	167,010	15,856
TransDigm Group Inc.	85,163	15,772
Vulcan Materials Co.	233,901	15,543
Expeditors International of Washington Inc.	367,673	14,571
Towers Watson & Co. Class A	127,260	14,514
* FleetCor Technologies Inc.	125,614	14,458
* Jacobs Engineering Group Inc.	224,550	14,259
CH Robinson Worldwide Inc.	271,123	14,204
Masco Corp.	638,454	14,180
* Quanta Services Inc.	382,089	14,099
Ball Corp.	251,676	13,794
Rock-Tenn Co. Class A	128,765	13,594
Wabtec Corp.	164,194	12,725
* Mettler-Toledo International Inc.	53,089	12,512
Fortune Brands Home & Security Inc.	297,257	12,509
Packaging Corp. of America	176,010	12,386
JB Hunt Transport Services Inc.	169,203	12,169
Xylem Inc.	331,172	12,061
MeadWestvaco Corp.	319,350	12,020
Sealed Air Corp.	352,209	11,577
Avnet Inc.	247,955	11,537
Manpowergroup Inc.	142,476	11,231
Hubbell Inc. Class B	93,303	11,184
Donaldson Co. Inc.	262,490	11,130
* Crown Holdings Inc.	247,841	11,088
MDU Resources Group Inc.	322,457	11,064
* Arrow Electronics Inc.	180,393	10,708

Martin Marietta Materials Inc.	82,797	10,627
IDEX Corp.	145,619	10,614
Lincoln Electric Holdings Inc.	146,507	10,550
* Sensata Technologies Holding NV	246,292	10,502
Joy Global Inc.	179,313	10,400
Cintas Corp.	172,143	10,261
Acuity Brands Inc.	77,239	10,240
* Colfax Corp.	142,515	10,166
Valspar Corp.	140,003	10,097
Trinity Industries Inc.	139,814	10,076
* Flextronics International Ltd.	1,088,356	10,056
* Owens-Illinois Inc.	295,394	9,993
Robert Half International Inc.	235,765	9,890
ADT Corp.	328,255	9,831
Global Payments Inc.	130,823	9,303
Total System Services Inc.	305,840	9,301
* Kirby Corp.	91,744	9,289
Waste Connections Inc.	210,617	9,238
* CoStar Group Inc.	49,114	9,172
FLIR Systems Inc.	253,619	9,130
PerkinElmer Inc.	202,317	9,116
Oshkosh Corp.	154,686	9,106
* Genesee & Wyoming Inc. Class A	93,258	9,076
Carlisle Cos. Inc.	114,336	9,071
Huntington Ingalls Industries Inc.	88,594	9,060
Allegion plc	171,938	8,970
Timken Co.	149,557	8,791
Jack Henry & Associates Inc.	153,247	8,545
Iron Mountain Inc.	308,903	8,516
Terex Corp.	189,492	8,395
AGCO Corp.	151,004	8,329
Owens Corning	190,714	8,233
Graco Inc.	109,643	8,195
Alliant Techsystems Inc.	56,996	8,102
Broadridge Financial Solutions Inc.	213,998	7,948
FEI Co.	75,843	7,813
AptarGroup Inc.	117,900	7,793
* Hexcel Corp.	178,285	7,763
Ryder System Inc.	95,781	7,655
MSC Industrial Direct Co. Inc. Class A	88,412	7,649
Manitowoc Co. Inc.	240,585	7,566
Sonoco Products Co.	183,395	7,523
* Vantiv Inc. Class A	241,168	7,288
Generac Holdings Inc.	123,435	7,279
Lennox International Inc.	79,778	7,253
* USG Corp.	221,522	7,248
Bemis Co. Inc.	184,248	7,230
SPX Corp.	73,279	7,204
KBR Inc.	265,740	7,090
ITT Corp.	163,927	7,010
* Old Dominion Freight Line Inc.	123,482	7,006
Nordson Corp.	97,975	6,906
Valmont Industries Inc.	45,666	6,797
Eagle Materials Inc.	76,148	6,751
* WEX Inc.	69,854	6,640
* WESCO International Inc.	79,672	6,630
Babcock & Wilcox Co.	198,346	6,585

	Toro Co.	102,339	6,467
	Exelis Inc.	339,929	6,462
	Air Lease Corp. Class A	173,255	6,461
	AO Smith Corp.	139,990	6,442
*	Spirit AeroSystems Holdings Inc. Class A	227,747	6,420
	RR Donnelley & Sons Co.	355,085	6,356
	URS Corp.	134,071	6,309
*	Zebra Technologies Corp.	90,313	6,269
	Kennametal Inc.	140,836	6,239
	Triumph Group Inc.	93,978	6,069
	Jabil Circuit Inc.	332,894	5,992
	Crane Co.	83,476	5,939
*	Teledyne Technologies Inc.	60,626	5,901
	EnerSys Inc.	84,850	5,879
*	Foster Wheeler AG	177,749	5,763
	Allison Transmission Holdings Inc.	192,330	5,758
	GATX Corp.	82,575	5,605
	Regal-Beloit Corp.	76,852	5,588
*	Esterline Technologies Corp.	51,427	5,479
	MAXIMUS Inc.	121,863	5,467
*	AECOM Technology Corp.	168,924	5,434
	Belden Inc.	78,011	5,430
	World Fuel Services Corp.	122,724	5,412
	EMCOR Group Inc.	114,201	5,343
	National Instruments Corp.	180,998	5,193
	CLARCOR Inc.	90,286	5,178
*	Clean Harbors Inc.	93,092	5,101
*	Genpact Ltd.	290,824	5,066
	Anixter International Inc.	49,748	5,050
*	Cognex Corp.	148,269	5,020
	Curtiss-Wright Corp.	77,664	4,935
*	Moog Inc. Class A	74,801	4,900
	Landstar System Inc.	81,769	4,842
*	MasTec Inc.	110,928	4,819
*	Knowles Corp.	152,496	4,814
	Deluxe Corp.	90,320	4,739
*	Graphic Packaging Holding Co.	465,231	4,727
	Watsco Inc.	45,943	4,590
	Woodward Inc.	109,724	4,557
	Corporate Executive Board Co.	60,376	4,482
*	CoreLogic Inc.	147,553	4,432
*,^ IPG Photonics Corp.		60,618	4,309
*	Louisiana-Pacific Corp.	253,599	4,278
	Actuant Corp. Class A	124,045	4,236
	Con-way Inc.	102,908	4,227
*	Armstrong World Industries Inc.	78,597	4,185
*	Advisory Board Co.	65,089	4,182
	HEICO Corp. Class A	93,418	4,055
	Silgan Holdings Inc.	79,825	3,953
*	DigitalGlobe Inc.	135,770	3,939
	Littelfuse Inc.	40,518	3,794
*	Swift Transportation Co.	150,506	3,725
*	NeuStar Inc. Class A	111,905	3,638
	Convergys Corp.	166,014	3,637
	Vishay Intertechnology Inc.	244,087	3,632
*	Berry Plastics Group Inc.	156,664	3,627
	Covanta Holding Corp.	200,817	3,625

* Euronet Worldwide Inc.	86,313	3,590
* Texas Industries Inc.	38,665	3,465
* Tetra Tech Inc.	116,479	3,447
* MWI Veterinary Supply Inc.	22,053	3,432
Mobile Mini Inc.	79,060	3,428
Harsco Corp.	145,978	3,420
Barnes Group Inc.	87,882	3,381
* On Assignment Inc.	87,205	3,365
* Outerwall Inc.	45,751	3,317
Applied Industrial Technologies Inc.	67,778	3,270
* MSA Safety Inc.	57,158	3,258
* Navistar International Corp.	95,165	3,223
* Cardtronics Inc.	81,638	3,172
* WageWorks Inc.	56,361	3,162
Franklin Electric Co. Inc.	72,887	3,099
* Orbital Sciences Corp.	108,944	3,040
United Stationers Inc.	71,322	2,929
* Coherent Inc.	44,797	2,927
Watts Water Technologies Inc. Class A	49,576	2,910
CIRCOR International Inc.	39,598	2,904
Mueller Industries Inc.	96,706	2,900
* Benchmark Electronics Inc.	127,732	2,893
Greif Inc. Class A	54,751	2,874
UniFirst Corp.	26,103	2,870
ABM Industries Inc.	99,435	2,858
Aircastle Ltd.	146,983	2,849
* Veeco Instruments Inc.	67,740	2,840
EVERTEC Inc.	113,845	2,812
* Greenbrier Cos. Inc.	60,916	2,778
G&K Services Inc. Class A	45,262	2,769
* EnPro Industries Inc.	37,835	2,749
* RBC Bearings Inc.	42,003	2,676
* Hub Group Inc. Class A	66,619	2,664
* Vistaprint NV	53,427	2,630
Heartland Payment Systems Inc.	63,402	2,628
* PHH Corp.	101,638	2,626
AZZ Inc.	58,749	2,625
TAL International Group Inc.	61,064	2,618
Granite Construction Inc.	65,282	2,607
* TriMas Corp.	78,485	2,606
* Sanmina Corp.	148,514	2,592
Simpson Manufacturing Co. Inc.	73,255	2,588
* OSI Systems Inc.	42,309	2,533
Albany International Corp.	70,625	2,510
Brink's Co.	87,685	2,503
* Proto Labs Inc.	36,802	2,490
Methode Electronics Inc.	79,719	2,444
* GrafTech International Ltd.	222,459	2,429
* FTI Consulting Inc.	72,477	2,416
* Itron Inc.	67,628	2,404
* Plexus Corp.	59,906	2,400
Heartland Express Inc.	105,602	2,396
Altra Industrial Motion Corp.	66,971	2,391
Mueller Water Products Inc. Class A	250,459	2,379
Apogee Enterprises Inc.	71,157	2,365
Knight Transportation Inc.	100,570	2,326
* Greatbatch Inc.	50,403	2,315

* GenCorp Inc.	123,683	2,260
* Universal Display Corp.	70,668	2,255
General Cable Corp.	86,814	2,223
Brady Corp. Class A	81,532	2,214
Astec Industries Inc.	49,754	2,185
* Huron Consulting Group Inc.	34,074	2,160
* H&E Equipment Services Inc.	52,952	2,142
* FARO Technologies Inc.	40,300	2,136
Raven Industries Inc.	64,990	2,128
ESCO Technologies Inc.	60,319	2,123
Badger Meter Inc.	38,477	2,120
AAR Corp.	81,544	2,116
AAON Inc.	75,306	2,099
Forward Air Corp.	45,335	2,090
Sturm Ruger & Co. Inc.	34,702	2,075
* HD Supply Holdings Inc.	79,031	2,067
* Wesco Aircraft Holdings Inc.	92,659	2,039
Arkansas Best Corp.	55,117	2,037
* Astronics Corp.	32,099	2,035
Acacia Research Corp.	132,162	2,019
* Korn/Ferry International	65,151	1,940
CTS Corp.	92,421	1,930
* Monster Worldwide Inc.	256,996	1,922
American Railcar Industries Inc.	27,392	1,918
* DXP Enterprises Inc.	20,052	1,904
* Aegion Corp. Class A	73,994	1,873
* XPO Logistics Inc.	63,501	1,868
* Masonite International Corp.	32,959	1,863
Exponent Inc.	24,414	1,833
Werner Enterprises Inc.	71,567	1,826
Booz Allen Hamilton Holding Corp. Class A	81,455	1,792
Myers Industries Inc.	88,324	1,759
* Federal Signal Corp.	116,407	1,734
Matson Inc.	69,772	1,723
UTi Worldwide Inc.	160,037	1,695
Standex International Corp.	31,372	1,681
* Meritor Inc.	136,937	1,677
* Builders FirstSource Inc.	178,537	1,626
Universal Forest Products Inc.	29,334	1,623
* Advanced Emissions Solutions Inc.	66,094	1,622
Otter Tail Corp.	52,461	1,615
* Trex Co. Inc.	22,035	1,612
* Measurement Specialties Inc.	23,741	1,611
* Imperva Inc.	28,764	1,602
Celadon Group Inc.	66,367	1,595
* Rexnord Corp.	54,464	1,578
* Atlas Air Worldwide Holdings Inc.	44,556	1,571
MTS Systems Corp.	22,723	1,556
Daktronics Inc.	107,068	1,541
* AMN Healthcare Services Inc.	111,471	1,532
* Headwaters Inc.	114,994	1,519
Cubic Corp.	29,383	1,501
* Park-Ohio Holdings Corp.	26,679	1,498
* LifeLock Inc.	86,242	1,476
* Tutor Perini Corp.	51,317	1,471
Powell Industries Inc.	22,637	1,467
* Checkpoint Systems Inc.	109,214	1,466

	Tennant Co.	22,298	1,463
	Materion Corp.	43,045	1,461
*	Taser International Inc.	79,506	1,454
*	ExlService Holdings Inc.	46,843	1,448
	Quanex Building Products Corp.	69,881	1,445
	Comfort Systems USA Inc.	94,595	1,442
^	Lindsay Corp.	16,299	1,437
*	CBIZ Inc.	156,416	1,433
*	TrueBlue Inc.	48,172	1,410
*	American Woodmark Corp.	41,758	1,406
	US Ecology Inc.	37,767	1,402
*	Rogers Corp.	22,278	1,391
	Marten Transport Ltd.	64,284	1,383
*	II-VI Inc.	89,420	1,380
	Alamo Group Inc.	25,202	1,369
	American Science & Engineering Inc.	20,349	1,367
	Insperity Inc.	44,041	1,364
*	EnerNOC Inc.	60,744	1,353
	Kaman Corp.	33,124	1,347
	Primoris Services Corp.	44,217	1,326
*	Rofin-Sinar Technologies Inc.	53,561	1,283
*	ExamWorks Group Inc.	35,527	1,244
*	Engility Holdings Inc.	27,290	1,229
	Black Box Corp.	49,736	1,211
*	TeleTech Holdings Inc.	48,774	1,195
	Barrett Business Services Inc.	19,994	1,191
	Schnitzer Steel Industries Inc.	40,990	1,183
*,^ Capstone Turbine Corp.		553,172	1,178
*	Navigant Consulting Inc.	62,747	1,171
	AVX Corp.	88,615	1,168
*	Dice Holdings Inc.	156,040	1,164
	Heidrick & Struggles International Inc.	56,967	1,143
	Textainer Group Holdings Ltd.	29,813	1,141
*	AM Castle & Co.	77,451	1,138
	Ennis Inc.	67,648	1,121
*	ARC Document Solutions Inc.	150,049	1,116
	McGrath RentCorp	31,872	1,114
	Griffon Corp.	91,824	1,096
*	Era Group Inc.	37,400	1,096
*	Franklin Covey Co.	54,884	1,085
*	Pacer International Inc.	120,875	1,083
*	Aerovironment Inc.	26,528	1,068
	Gorman-Rupp Co.	33,255	1,057
*	Ducommun Inc.	41,825	1,048
*	Lionbridge Technologies Inc.	153,882	1,033
*	Sykes Enterprises Inc.	51,044	1,014
*	Accuride Corp.	227,972	1,010
*	Global Cash Access Holdings Inc.	146,855	1,007
*	Columbus McKinnon Corp.	37,435	1,003
*,^ Smith & Wesson Holding Corp.		68,259	998
	Sun Hydraulics Corp.	22,809	988
	Encore Wire Corp.	20,356	987
*	Wabash National Corp.	71,496	984
*	Aeroflex Holding Corp.	115,765	962
*	Boise Cascade Co.	33,305	954
*	Information Services Group Inc.	194,242	954
*	Saia Inc.	24,826	949

ManTech International Corp. Class A	31,995	941
* CRA International Inc.	42,711	938
* GP Strategies Corp.	34,397	937
Dynamic Materials Corp.	49,004	933
Argan Inc.	30,795	916
Hyster-Yale Materials Handling Inc.	9,387	915
Ceco Environmental Corp.	54,403	903
* Air Transport Services Group Inc.	114,654	900
* Furmanite Corp.	88,579	870
* Team Inc.	20,176	865
* Quality Distribution Inc.	65,528	851
* PGT Inc.	73,465	846
John Bean Technologies Corp.	27,337	845
CDI Corp.	46,283	794
* Fabrinet	38,105	791
* Maxwell Technologies Inc.	61,076	789
Cass Information Systems Inc.	14,946	771
NN Inc.	38,316	755
Kforce Inc.	34,320	732
Kadant Inc.	20,038	731
Kimball International Inc. Class B	40,324	730
* Layne Christensen Co.	40,127	730
* Cross Country Healthcare Inc.	89,559	723
LB Foster Co. Class A	15,244	714
Resources Connection Inc.	50,079	706
* PowerSecure International Inc.	30,035	704
* Nortek Inc.	8,563	704
Kelly Services Inc. Class A	29,482	700
* Great Lakes Dredge & Dock Corp.	76,493	698
Crawford & Co. Class B	63,879	697
* Echelon Corp.	248,129	690
* ICF International Inc.	17,247	687
Insteel Industries Inc.	34,899	686
* Roadrunner Transportation Systems Inc.	27,181	686
Park Electrochemical Corp.	22,921	685
Crawford & Co. Class A	72,724	679
* Bazaarvoice Inc.	92,732	677
* Gibraltar Industries Inc.	35,558	671
Graham Corp.	20,640	657
* Newport Corp.	31,705	656
* ModusLink Global Solutions Inc.	153,608	650
Electro Scientific Industries Inc.	65,891	649
Electro Rent Corp.	36,293	638
* TTM Technologies Inc.	75,417	637
* Thermon Group Holdings Inc.	27,321	633
* Lydall Inc.	27,660	633
* Commercial Vehicle Group Inc.	69,313	632
* RPX Corp.	37,971	618
Houston Wire & Cable Co.	46,711	613
* CUI Global Inc.	55,345	609
* Covenant Transportation Group Inc. Class A	59,775	604
* CAI International Inc.	24,472	604
* Northwest Pipe Co.	16,293	589
Quad/Graphics Inc.	24,869	583
* Kemet Corp.	99,912	580
* Arotech Corp.	92,751	577
* Landec Corp.	49,608	554

*	Nuverra Environmental Solutions Inc.	27,209	552
*	Patrick Industries Inc.	12,040	534
	Landauer Inc.	11,734	532
	Multi-Color Corp.	15,124	529
*	Adept Technology Inc.	27,410	521
*	Kratos Defense & Security Solutions Inc.	68,262	515
*	Cenveo Inc.	167,766	510
*,^ ClearSign Combustion Corp.		45,606	498
	Universal Technical Institute Inc.	38,410	497
	Miller Industries Inc.	24,364	476
*	Energy Recovery Inc.	88,292	470
*	ServiceSource International Inc.	54,970	464
*	American Superconductor Corp.	282,598	455
	Hardinge Inc.	31,532	454
*	Rentrak Corp.	7,435	448
	Bel Fuse Inc. Class B	20,221	443
	International Shipholding Corp.	14,524	428
	United States Lime & Minerals Inc.	7,516	423
*	CTPartners Executive Search Inc.	38,700	421
*	Orion Marine Group Inc.	33,320	419
*	PAM Transportation Services Inc.	20,494	407
	HEICO Corp.	6,637	399
	NACCO Industries Inc. Class A	7,289	395
*	Active Power Inc.	117,647	389
*	Vishay Precision Group Inc.	22,068	384
*	NVE Corp.	6,690	382
*	Echo Global Logistics Inc.	19,481	357
*	MYR Group Inc.	13,959	353
*	BlueLinx Holdings Inc.	266,426	346
*	Ameresco Inc. Class A	45,473	344
*	YRC Worldwide Inc.	15,184	342
*	Broadwind Energy Inc.	27,113	331
	LSI Industries Inc.	39,282	322
*	Fuel Tech Inc.	63,481	317
	Eastern Co.	19,602	316
	Viad Corp.	13,137	316
*	Lawson Products Inc.	19,589	315
*	US Concrete Inc.	13,307	313
*	Taminco Corp.	14,427	303
*	Casella Waste Systems Inc. Class A	59,008	302
*	Intevac Inc.	30,977	300
*	Multi-Fineline Electronix Inc.	23,168	297
	Global Power Equipment Group Inc.	14,735	293
*	Heritage-Crystal Clean Inc.	16,039	291
*	InnerWorkings Inc.	37,219	285
*	NCI Building Systems Inc.	16,299	285
*	Higher One Holdings Inc.	37,954	274
	Spartan Motors Inc.	52,914	272
*,^ ExOne Co.		7,579	272
*,^ Eagle Bulk Shipping Inc.		67,509	269
	Mesa Laboratories Inc.	2,907	262
*	Sterling Construction Co. Inc.	27,200	236
*	Innovative Solutions & Support Inc.	31,038	234
*	Pike Corp.	21,387	230
*	Mistras Group Inc.	9,970	227
*	Vicor Corp.	21,927	224
*	PRGX Global Inc.	32,040	222

*	AEP Industries Inc.	5,711	212
*	CyberOptics Corp.	25,135	209
	Hurco Cos. Inc.	7,342	196
*	Metalico Inc.	119,793	195
*	Odyssey Marine Exploration Inc.	84,918	194
*,^ Genco Shipping & Trading Ltd.		106,214	187
*	Zygo Corp.	12,190	185
*	Ballantyne Strong Inc.	34,205	160
*	Rubicon Technology Inc.	13,744	155
*	GSI Group Inc.	11,324	148
*,^ Document Security Systems Inc.		114,944	147
*	Xerium Technologies Inc.	8,965	144
*	UFP Technologies Inc.	5,749	140
*	Willis Lease Finance Corp.	6,584	135
*	Hudson Global Inc.	35,653	135
*	Hill International Inc.	24,339	134
*	API Technologies Corp.	45,257	133
*	LMI Aerospace Inc.	9,175	129
*,^ Erickson Air-Crane Inc.		6,609	128
*	Tecumseh Products Co. Class A	18,215	126
*	Power Solutions International Inc.	1,662	125
*	M/A-COM Technology Solutions Holdings Inc.	6,035	124
*	Sparton Corp.	4,233	124
*	Goldfield Corp.	54,095	121
^	National Research Corp. Class B	2,635	116
	FreightCar America Inc.	4,922	114
*	StarTek Inc.	15,981	110
*	Ply Gem Holdings Inc.	8,300	105
*	USA Truck Inc.	7,058	104
*	American Electric Technologies Inc.	15,180	103
*	Magnetek Inc.	5,279	100
*	UQM Technologies Inc.	37,845	100
*,^ Revolution Lighting Technologies Inc.		31,452	99
*	Orion Energy Systems Inc.	13,116	95
*	Control4 Corp.	4,460	95
	Twin Disc Inc.	3,509	92
*	TRC Cos. Inc.	13,553	90
	Lincoln Educational Services Corp.	23,818	90
*	Synthesis Energy Systems Inc.	43,351	85
	Richardson Electronics Ltd.	7,894	85
*	Lightbridge Corp.	31,250	84
*	Elecsys Corp.	5,884	79
*	Patriot Transportation Holding Inc.	2,185	79
*	Altair Nanotechnologies Inc.	17,121	77
*	Perma-Fix Environmental Services	15,311	75
	Allied Motion Technologies Inc.	6,439	75
*	Frequency Electronics Inc.	6,878	74
*	BTU International Inc.	23,344	73
*	Radiant Logistics Inc.	23,100	71
	AMCON Distributing Co.	800	68
	Standard Register Co.	8,409	68
	Douglas Dynamics Inc.	3,473	61
*	Supreme Industries Inc. Class A	6,861	53
*	Key Technology Inc.	3,973	52
*	Mattersight Corp.	6,659	46
	VSE Corp.	875	46
*	Asure Software Inc.	7,063	46

*	Stock Building Supply Holdings Inc.	2,200	45
	Sypris Solutions Inc.	15,958	44
*	SL Industries Inc.	1,698	42
*	Ultralife Corp.	9,678	41
*	TriNet Group Inc.	1,810	39
*	AeroCentury Corp.	2,175	38
*	Swisher Hygiene Inc.	78,737	35
*	Management Network Group Inc.	7,826	33
*	Planar Systems Inc.	16,117	33
*	Microvision Inc.	16,405	32
	Air T Inc.	2,500	30
*	Paylocity Holding Corp.	1,230	30
	Bel Fuse Inc. Class A	1,477	29
*	PMFG Inc.	4,555	27
*	IEC Electronics Corp.	5,961	27
*	Transcat Inc.	2,800	26
	Global Brass & Copper Holdings Inc.	1,656	26
*	Industrial Services of America Inc.	4,680	24
*	American DG Energy Inc.	11,832	24
*	Research Frontiers Inc.	4,224	22
*	Essex Rental Corp.	7,239	21
	Greif Inc. Class B	318	18
*	Viasystems Group Inc.	1,396	17
	Art's-Way Manufacturing Co. Inc.	2,553	16
*	Onvia Inc.	2,951	16
*	Gencor Industries Inc.	1,450	15
	Omega Flex Inc.	666	14
*	Hudson Technologies Inc.	3,927	11
	Pulse Electronics Corp.	2,759	11
	Universal Truckload Services Inc.	360	10
*	National Research Corp. Class A	342	6
*	Sharps Compliance Corp.	1,172	5
*	Rand Logistics Inc.	696	5
	Ecology and Environment Inc.	450	4
*	Parametric Sound Corp.	301	4
*	Breeze-Eastern Corp.	401	4
*	Wireless Telecom Group Inc.	1,403	4
*	Wells-Gardner Electronics Corp.	1,180	2
*	Integrated Electrical Services Inc.	200	1
*	Newtek Business Services Inc.	204	1
*	Video Display Corp.	47	—
*	Lime Energy Co.	13	—
			4,917,569
Oil & Gas (9.1%)
	Exxon Mobil Corp.	7,738,104	755,858
	Chevron Corp.	3,418,717	406,520
	Schlumberger Ltd.	2,339,470	228,098
	ConocoPhillips	2,195,600	154,460
	Occidental Petroleum Corp.	1,423,137	135,611
	EOG Resources Inc.	489,012	95,929
	Halliburton Co.	1,447,526	85,245
	Phillips 66	1,052,244	81,086
	Anadarko Petroleum Corp.	901,937	76,448
	National Oilwell Varco Inc.	767,187	59,741
	Apache Corp.	706,806	58,630
	Baker Hughes Inc.	781,034	50,783
	Valero Energy Corp.	953,592	50,636

	Pioneer Natural Resources Co.	255,907	47,890
	Devon Energy Corp.	692,924	46,377
	Noble Energy Inc.	644,376	45,776
	Williams Cos. Inc.	1,103,076	44,763
	Marathon Oil Corp.	1,247,762	44,321
	Hess Corp.	524,293	43,453
	Marathon Petroleum Corp.	474,736	41,321
	Kinder Morgan Inc.	1,205,678	39,172
*	Southwestern Energy Co.	632,042	29,080
	Chesapeake Energy Corp.	1,071,818	27,460
	Cabot Oil & Gas Corp.	756,308	25,624
	EQT Corp.	258,624	25,079
*	Cameron International Corp.	388,186	23,978
	Range Resources Corp.	278,545	23,111
*	Concho Resources Inc.	188,433	23,083
*	FMC Technologies Inc.	423,649	22,153
	Ensco plc Class A	418,391	22,083
*	Weatherford International Ltd.	1,243,272	21,583
*	Cheniere Energy Inc.	384,538	21,284
	Helmerich & Payne Inc.	183,019	19,686
	Murphy Oil Corp.	311,646	19,590
	Cimarex Energy Co.	155,808	18,558
	HollyFrontier Corp.	356,430	16,959
	Core Laboratories NV	81,351	16,143
	Noble Corp. plc	455,202	14,903
*	Whiting Petroleum Corp.	213,106	14,787
	Oceaneering International Inc.	193,806	13,927
	OGE Energy Corp.	356,273	13,097
	Nabors Industries Ltd.	504,802	12,443
	Tesoro Corp.	238,400	12,061
*	Gulfport Energy Corp.	152,726	10,871
	Energen Corp.	130,436	10,541
	Denbury Resources Inc.	637,469	10,455
*	Continental Resources Inc.	83,119	10,329
*	Cobalt International Energy Inc.	552,335	10,119
*	Oil States International Inc.	95,530	9,419
*	First Solar Inc.	133,883	9,344
	Superior Energy Services Inc.	285,534	8,783
	SM Energy Co.	120,222	8,571
	QEP Resources Inc.	289,060	8,510
*	Dresser-Rand Group Inc.	136,831	7,992
	Patterson-UTI Energy Inc.	245,924	7,791
*	Dril-Quip Inc.	69,196	7,757
*	Newfield Exploration Co.	244,398	7,664
*	Rowan Cos. plc Class A	222,787	7,503
*,^ Ultra Petroleum Corp.		260,689	7,010
	Targa Resources Corp.	68,383	6,788
*	WPX Energy Inc.	361,933	6,526
*	Oasis Petroleum Inc.	154,334	6,440
^	Diamond Offshore Drilling Inc.	124,787	6,085
*	Kodiak Oil & Gas Corp.	477,536	5,797
*	Unit Corp.	88,332	5,775
*	Atwood Oceanics Inc.	109,839	5,535
*,^ SandRidge Energy Inc.		843,891	5,181
*	Rosetta Resources Inc.	110,188	5,133
	SemGroup Corp. Class A	76,601	5,031
	Bristow Group Inc.	65,479	4,945

	CARBO Ceramics Inc.	35,467	4,894
*	MRC Global Inc.	174,615	4,708
	Exterran Holdings Inc.	106,447	4,671
*	Diamondback Energy Inc.	67,896	4,570
*	Antero Resources Corp.	70,665	4,424
*	Chart Industries Inc.	54,867	4,365
	Tidewater Inc.	89,102	4,332
*	Helix Energy Solutions Group Inc.	181,596	4,173
*	PDC Energy Inc.	64,159	3,995
*	Carrizo Oil & Gas Inc.	73,878	3,950
*	GT Advanced Technologies Inc.	228,767	3,900
*	Laredo Petroleum Inc.	140,955	3,645
	Western Refining Inc.	93,745	3,619
*	Stone Energy Corp.	85,546	3,590
*	McDermott International Inc.	427,745	3,345
	PBF Energy Inc. Class A	125,245	3,231
*	Flotek Industries Inc.	110,766	3,085
	Energy XXI Bermuda Ltd.	130,778	3,082
*	Forum Energy Technologies Inc.	99,273	3,075
*	SEACOR Holdings Inc.	35,026	3,027
*	Basic Energy Services Inc.	102,205	2,801
*	EPL Oil & Gas Inc.	71,232	2,750
*	SunPower Corp. Class A	81,684	2,635
	Comstock Resources Inc.	115,122	2,631
*	Hornbeck Offshore Services Inc.	59,868	2,503
*	Bonanza Creek Energy Inc.	55,301	2,455
*	Bill Barrett Corp.	90,701	2,322
*	Matrix Service Co.	67,290	2,273
	Delek US Holdings Inc.	77,581	2,253
*	Magnum Hunter Resources Corp.	264,383	2,247
*	Northern Oil and Gas Inc.	150,013	2,193
*	Key Energy Services Inc.	233,233	2,155
*	Clayton Williams Energy Inc.	19,018	2,149
*	Approach Resources Inc.	99,448	2,079
*	C&J Energy Services Inc.	68,797	2,006
	RPC Inc.	97,143	1,984
*	Newpark Resources Inc.	162,371	1,859
	Gulfmark Offshore Inc.	40,254	1,809
*	Matador Resources Co.	69,938	1,713
*	VAALCO Energy Inc.	198,857	1,700
*	Rice Energy Inc.	64,092	1,691
*	Athlon Energy Inc.	45,411	1,610
*	TETRA Technologies Inc.	125,062	1,601
*	Geospace Technologies Corp.	23,752	1,572
*	Penn Virginia Corp.	88,237	1,543
*	Contango Oil & Gas Co.	32,207	1,538
*	Parker Drilling Co.	210,321	1,491
	Green Plains Renewable Energy Inc.	48,682	1,459
*,^ Halcon Resources Corp.		317,075	1,373
	CVR Energy Inc.	32,402	1,369
*	Abraxas Petroleum Corp.	342,110	1,355
*	Sanchez Energy Corp.	45,505	1,348
*	FuelCell Energy Inc.	542,815	1,346
*,^ Goodrich Petroleum Corp.		83,957	1,328
*	Callon Petroleum Co.	157,604	1,319
^	EXCO Resources Inc.	216,153	1,210
*	BPZ Resources Inc.	380,416	1,210

*	Pioneer Energy Services Corp.	88,256	1,143
*	Rex Energy Corp.	59,274	1,109
	Alon USA Energy Inc.	68,901	1,029
*	Hercules Offshore Inc.	204,587	939
	W&T Offshore Inc.	51,686	895
	Adams Resources & Energy Inc.	14,678	850
*	ION Geophysical Corp.	199,966	842
	Dawson Geophysical Co.	27,293	764
	Bolt Technology Corp.	36,266	717
*	Willbros Group Inc.	56,738	716
*	Swift Energy Co.	66,496	716
*	Cal Dive International Inc.	408,743	695
*,^ CAMAC Energy Inc.		833,570	650
*	Triangle Petroleum Corp.	78,682	648
*,^ Plug Power Inc.		89,657	637
*	Emerald Oil Inc.	94,107	632
	Gulf Island Fabrication Inc.	29,139	630
*	Gastar Exploration Inc.	114,979	629
*,^ Amyris Inc.		164,935	615
*	Forest Oil Corp.	321,828	615
*	Endeavour International Corp.	178,367	580
*	PHI Inc.	12,507	553
*	EP Energy Corp. Class A	28,188	552
*	Natural Gas Services Group Inc.	17,710	534
*,^ Quicksilver Resources Inc.		199,621	525
*	TherapeuticsMD Inc.	78,645	496
*	Solazyme Inc.	41,551	482
*	Enphase Energy Inc.	63,376	466
*	Tesco Corp.	24,985	462
*	US Energy Corp. Wyoming	93,278	444
	Evolution Petroleum Corp.	33,697	429
*	FX Energy Inc.	123,948	414
*	Resolute Energy Corp.	55,080	397
*	RSP Permian Inc.	13,119	379
*	Mitcham Industries Inc.	26,737	373
	Pattern Energy Group Inc.	13,453	365
*	PetroQuest Energy Inc.	57,380	327
*	Warren Resources Inc.	67,043	322
*	Harvest Natural Resources Inc.	75,749	285
*	REX American Resources Corp.	4,932	281
*,^ Midstates Petroleum Co. Inc.		44,174	237
*	Arabian American Development Co.	19,983	217
*	Vantage Drilling Co.	121,445	208
*	Renewable Energy Group Inc.	16,799	201
*	Forbes Energy Services Ltd.	50,054	198
*,^ BioFuel Energy Corp.		19,867	145
*,^ Ascent Solar Technologies Inc.		228,807	140
*	TGC Industries Inc.	22,374	133
*	Gevo Inc.	103,260	121
*	Double Eagle Petroleum Co.	41,726	119
	Panhandle Oil and Gas Inc. Class A	2,610	114
*	Lucas Energy Inc.	55,087	41
*	Hyperdynamics Corp.	22,287	39
*	KiOR Inc.	60,611	35
*	GreenHunter Resources Inc.	33,926	33
*	Ocean Power Technologies Inc.	7,673	29
*	STR Holdings Inc.	13,870	22

* FieldPoint Petroleum Corp.	4,556	21
* Miller Energy Resources Inc.	2,900	17
* ZaZa Energy Corp.	18,953	14
* Syntroleum Corp.	2,879	11
* Houston American Energy Corp.	14,695	8
* Isramco Inc.	23	3
* MagneGas Corp.	1,300	2
* Lilis Energy Inc.	385	1
* PrimeEnergy Corp.	10	1
		3,407,493
Other (0.0%)
* Leap Wireless International Inc CVR	134,187	338
* Adolor Corp. Rights Exp. 07/01/2019	126,930	66
* Cubist Pharmaceuticals, Inc. CVR	16,200	2
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	29,879	—
* Southern Community Financial Corp.	118	—
		406
Technology (15.1%)
Apple Inc.	1,598,305	857,874
* Google Inc. Class A	501,225	558,620
Microsoft Corp.	13,377,834	548,357
International Business Machines Corp.	1,864,749	358,946
Oracle Corp.	6,040,188	247,104
QUALCOMM Inc.	3,028,210	238,805
Intel Corp.	8,903,457	229,798
* Facebook Inc. Class A	3,537,947	213,126
Cisco Systems Inc.	9,224,509	206,721
Hewlett-Packard Co.	3,406,808	110,244
EMC Corp.	3,627,319	99,425
Texas Instruments Inc.	1,937,142	91,336
* Salesforce.com Inc.	1,037,930	59,255
* Yahoo! Inc.	1,632,875	58,620
* Adobe Systems Inc.	849,563	55,850
* Cognizant Technology Solutions Corp. Class A	1,087,523	55,040
Corning Inc.	2,492,917	51,903
* Micron Technology Inc.	1,899,714	44,947
Applied Materials Inc.	2,168,133	44,273
Intuit Inc.	484,626	37,670
Western Digital Corp.	402,011	36,913
SanDisk Corp.	404,430	32,836
Seagate Technology plc	559,273	31,409
* Cerner Corp.	554,337	31,181
Broadcom Corp. Class A	950,848	29,933
Analog Devices Inc.	559,639	29,739
Motorola Solutions Inc.	409,166	26,305
Xilinx Inc.	480,449	26,074
Avago Technologies Ltd. Class A	402,662	25,935
Symantec Corp.	1,246,410	24,891
* Juniper Networks Inc.	859,092	22,130
NetApp Inc.	593,221	21,890
Altera Corp.	574,977	20,837
KLA-Tencor Corp.	298,356	20,628
Linear Technology Corp.	422,688	20,581
* Autodesk Inc.	405,937	19,964
* Citrix Systems Inc.	333,714	19,165
* Red Hat Inc.	339,542	17,989

*	Akamai Technologies Inc.	304,000	17,696
	CA Inc.	564,954	17,497
	NVIDIA Corp.	967,162	17,322
	Maxim Integrated Products Inc.	505,396	16,739
*	Catamaran Corp.	369,860	16,555
*	VMware Inc. Class A	152,281	16,449
*	Equinix Inc.	88,984	16,448
	Microchip Technology Inc.	338,798	16,181
	Computer Sciences Corp.	263,224	16,009
*	Lam Research Corp.	290,809	15,994
*	F5 Networks Inc.	135,138	14,410
*	Teradata Corp.	292,150	14,371
	Harris Corp.	191,371	14,001
*	Workday Inc. Class A	151,064	13,812
*	VeriSign Inc.	245,114	13,214
*	ServiceNow Inc.	214,949	12,880
*	ANSYS Inc.	166,279	12,807
*	Skyworks Solutions Inc.	338,613	12,705
*	Cree Inc.	218,042	12,332
^	Garmin Ltd.	209,717	11,589
	Marvell Technology Group Ltd.	704,651	11,098
	LSI Corp.	1,000,263	11,073
*	NCR Corp.	298,499	10,910
*	Gartner Inc.	156,718	10,882
*	Splunk Inc.	152,188	10,880
*	athenahealth Inc.	66,943	10,727
*	Synopsys Inc.	276,793	10,632
*,^ 3D Systems Corp.		175,729	10,394
	IAC/InterActiveCorp	138,754	9,906
*,^ Twitter Inc.		210,719	9,834
	Pitney Bowes Inc.	363,057	9,436
*	SunEdison Inc.	454,709	8,567
*	Brocade Communications Systems Inc.	797,294	8,459
*	Ingram Micro Inc.	277,169	8,193
*	Concur Technologies Inc.	81,355	8,060
*	Cadence Design Systems Inc.	518,302	8,054
	Solera Holdings Inc.	123,667	7,833
*	Nuance Communications Inc.	454,831	7,809
*	PTC Inc.	213,897	7,578
*	ON Semiconductor Corp.	795,826	7,481
*	Informatica Corp.	195,898	7,401
*	MICROS Systems Inc.	134,987	7,145
*	Aspen Technology Inc.	166,466	7,051
*	Teradyne Inc.	347,845	6,919
*	Palo Alto Networks Inc.	99,657	6,836
*	VeriFone Systems Inc.	199,220	6,738
*	Rackspace Hosting Inc.	203,496	6,679
*	Ultimate Software Group Inc.	48,287	6,615
*	Atmel Corp.	725,214	6,063
*	AOL Inc.	135,458	5,929
*	NetSuite Inc.	61,103	5,794
*	JDS Uniphase Corp.	413,027	5,782
*	ARRIS Group Inc.	204,478	5,762
*	Guidewire Software Inc.	115,888	5,684
*	TIBCO Software Inc.	277,331	5,635
*	Allscripts Healthcare Solutions Inc.	304,609	5,492
*	Riverbed Technology Inc.	276,134	5,443

Leidos Holdings Inc.	153,356	5,424
* CommVault Systems Inc.	81,037	5,263
Lexmark International Inc. Class A	111,153	5,145
* ViaSat Inc.	74,461	5,141
* Fortinet Inc.	233,313	5,140
* SS&C Technologies Holdings Inc.	126,257	5,053
* Medidata Solutions Inc.	92,442	5,023
DST Systems Inc.	52,855	5,010
* SolarWinds Inc.	114,380	4,876
* Manhattan Associates Inc.	137,512	4,817
* FireEye Inc.	77,401	4,766
* Tableau Software Inc. Class A	62,080	4,723
* Tyler Technologies Inc.	56,165	4,700
* Finisar Corp.	173,790	4,607
Mentor Graphics Corp.	205,924	4,534
* Verint Systems Inc.	96,098	4,510
* Advanced Micro Devices Inc.	1,106,449	4,437
* Microsemi Corp.	170,212	4,260
* Ciena Corp.	186,158	4,233
* Rovi Corp.	182,763	4,163
Diebold Inc.	104,042	4,150
* ACI Worldwide Inc.	69,649	4,123
* Qlik Technologies Inc.	151,598	4,031
j2 Global Inc.	80,505	4,029
* Tech Data Corp.	64,811	3,951
* TriQuint Semiconductor Inc.	293,284	3,927
* Cavium Inc.	89,683	3,922
* Dealertrack Technologies Inc.	79,310	3,901
Compuware Corp.	371,376	3,899
* Freescale Semiconductor Ltd.	158,343	3,865
* Synaptics Inc.	63,994	3,841
* RF Micro Devices Inc.	481,512	3,794
* Electronics For Imaging Inc.	85,184	3,689
* Silicon Laboratories Inc.	70,154	3,666
* EchoStar Corp. Class A	77,053	3,665
* Sapient Corp.	214,278	3,656
* Cornerstone OnDemand Inc.	76,003	3,638
Hittite Microwave Corp.	56,188	3,542
* International Rectifier Corp.	128,780	3,529
Plantronics Inc.	79,193	3,520
* Aruba Networks Inc.	187,720	3,520
* Demandware Inc.	54,142	3,468
Fair Isaac Corp.	62,530	3,459
Power Integrations Inc.	51,812	3,408
CDW Corp.	123,646	3,393
* Polycom Inc.	245,164	3,364
* Integrated Device Technology Inc.	269,602	3,297
* Cray Inc.	87,196	3,254
* SYNNEX Corp.	52,864	3,204
* Fairchild Semiconductor International Inc. Class A	229,699	3,168
* CACI International Inc. Class A	42,450	3,133
* Semtech Corp.	123,468	3,129
* Entegris Inc.	249,612	3,023
* InvenSense Inc.	125,969	2,982
* Web.com Group Inc.	87,314	2,971
Intersil Corp. Class A	229,717	2,968
* Syntel Inc.	32,689	2,939

MKS Instruments Inc.	96,564	2,886
* MedAssets Inc.	114,149	2,821
Science Applications International Corp.	74,797	2,797
Cogent Communications Group Inc.	76,966	2,735
* PMC-Sierra Inc.	354,999	2,702
* ATMI Inc.	78,111	2,657
InterDigital Inc.	79,328	2,627
Blackbaud Inc.	83,128	2,602
Tessera Technologies Inc.	109,453	2,586
NIC Inc.	133,722	2,582
* Envestnet Inc.	63,490	2,551
Cypress Semiconductor Corp.	245,333	2,520
* Bottomline Technologies de Inc.	71,483	2,513
* Progress Software Corp.	114,827	2,503
* Ubiquiti Networks Inc.	54,971	2,500
* Dycom Industries Inc.	78,153	2,470
ADTRAN Inc.	100,381	2,450
Advent Software Inc.	82,737	2,429
* Interactive Intelligence Group Inc.	33,078	2,398
* Cirrus Logic Inc.	120,159	2,388
* Insight Enterprises Inc.	94,249	2,367
* Advanced Energy Industries Inc.	96,477	2,364
* NETGEAR Inc.	69,827	2,355
* Diodes Inc.	87,412	2,283
* Amkor Technology Inc.	324,564	2,227
* Lattice Semiconductor Corp.	283,991	2,226
* CalAmp Corp.	79,701	2,221
* QLogic Corp.	168,013	2,142
* Accelrys Inc.	170,549	2,125
* Cabot Microelectronics Corp.	47,896	2,107
CSG Systems International Inc.	80,050	2,085
* Ellie Mae Inc.	72,148	2,081
* MicroStrategy Inc. Class A	17,957	2,072
* FleetMatics Group plc	61,068	2,043
* Netscout Systems Inc.	54,081	2,032
* BroadSoft Inc.	76,020	2,032
* Blucora Inc.	102,858	2,025
* iGATE Corp.	63,580	2,005
* Applied Micro Circuits Corp.	201,478	1,995
Computer Programs & Systems Inc.	30,153	1,948
* Spansion Inc. Class A	111,758	1,947
* Comverse Inc.	55,486	1,919
* Unisys Corp.	62,924	1,917
* CommScope Holding Co. Inc.	77,615	1,916
* OmniVision Technologies Inc.	105,937	1,875
* ScanSource Inc.	45,562	1,858
* PROS Holdings Inc.	58,339	1,838
* Premier Inc. Class A	52,778	1,739
* Infoblox Inc.	86,191	1,729
^ Ebix Inc.	99,097	1,692
* ICG Group Inc.	82,458	1,684
* Kulicke & Soffa Industries Inc.	131,546	1,659
* Monolithic Power Systems Inc.	42,311	1,640
Brooks Automation Inc.	148,567	1,624
* Callidus Software Inc.	123,516	1,546
* Emulex Corp.	208,675	1,542
* Digital River Inc.	87,085	1,518

*	Rambus Inc.	140,353	1,509
*	Harmonic Inc.	208,011	1,485
*	Infinera Corp.	163,333	1,483
*	Synchronoss Technologies Inc.	41,164	1,412
	Monotype Imaging Holdings Inc.	46,627	1,405
*	Fusion-io Inc.	127,566	1,342
*	EPAM Systems Inc.	40,262	1,325
*	Ixia	102,633	1,283
*	Loral Space & Communications Inc.	17,818	1,260
*	LogMeIn Inc.	27,809	1,248
	Epiq Systems Inc.	90,427	1,233
	Comtech Telecommunications Corp.	38,207	1,217
*	CIBER Inc.	264,215	1,210
	Quality Systems Inc.	71,433	1,206
	Inteliquent Inc.	81,731	1,188
*	Gogo Inc.	57,400	1,179
*	Shutterstock Inc.	16,183	1,175
	Pegasystems Inc.	33,098	1,169
*	Sonus Networks Inc.	344,808	1,162
*	FormFactor Inc.	180,632	1,154
*	Ceva Inc.	65,631	1,152
*	Proofpoint Inc.	30,785	1,142
	American Software Inc. Class A	109,598	1,115
*	RealPage Inc.	61,051	1,109
*	Integrated Silicon Solution Inc.	71,029	1,105
*	Axcelis Technologies Inc.	513,259	1,104
*	SPS Commerce Inc.	17,944	1,103
*	Internap Network Services Corp.	151,485	1,073
*	Intralinks Holdings Inc.	100,830	1,031
*,^ VirnetX Holding Corp.		71,354	1,012
*	Actuate Corp.	165,612	997
*	Guidance Software Inc.	89,345	988
*	VOXX International Corp. Class A	71,600	979
	Forrester Research Inc.	27,092	971
*	Exar Corp.	79,340	948
*	Premiere Global Services Inc.	77,640	936
*	Extreme Networks Inc.	157,245	912
*	Tangoe Inc.	48,808	907
*	Ultratech Inc.	30,501	890
*	Virtusa Corp.	26,334	882
*	LivePerson Inc.	72,847	879
*	Agilysys Inc.	65,182	873
	Computer Task Group Inc.	51,182	870
*	RigNet Inc.	15,900	856
*	Calix Inc.	99,180	836
	Cohu Inc.	76,738	824
*	Amtech Systems Inc.	64,341	783
*	Brightcove Inc.	78,666	773
*	Digi International Inc.	75,909	770
*	Silicon Graphics International Corp.	60,949	748
	Hackett Group Inc.	117,187	701
*	Unwired Planet Inc.	313,393	680
	West Corp.	28,279	677
*	LTX-Credence Corp.	75,822	676
*	Ruckus Wireless Inc.	53,851	655
	IXYS Corp.	57,046	647
	Alliance Fiber Optic Products Inc.	44,227	640

*	Dot Hill Systems Corp.	163,500	633
*	Carbonite Inc.	61,384	626
*	AXT Inc.	282,829	622
*	iPass Inc.	375,216	619
*	Immersion Corp.	57,685	609
*	Entropic Communications Inc.	148,178	606
*	ChannelAdvisor Corp.	15,950	602
*	Icad Inc.	64,632	592
*	Perficient Inc.	32,333	586
	Micrel Inc.	51,595	572
*	Imation Corp.	98,843	570
*	Veeva Systems Inc. Class A	21,327	569
*	Oplink Communications Inc.	30,881	555
*	Limelight Networks Inc.	252,917	551
*	Mercury Systems Inc.	39,223	518
*	Marketo Inc.	15,495	506
*	SciQuest Inc.	18,665	504
*	Datalink Corp.	35,769	498
*	Aviat Networks Inc.	308,667	491
*	Cvent Inc.	13,470	487
*	Aware Inc.	80,072	464
*	KVH Industries Inc.	35,175	463
*	Super Micro Computer Inc.	25,990	451
*	KEYW Holding Corp.	23,960	448
*	Audience Inc.	35,444	443
*	ANADIGICS Inc.	259,752	442
*	Gigamon Inc.	14,500	441
*	Alpha & Omega Semiconductor Ltd.	59,224	436
*	Silicon Image Inc.	61,931	427
*	DSP Group Inc.	47,478	410
*	Acorn Energy Inc.	119,669	406
*	Kopin Corp.	105,030	397
*	Datawatch Corp.	14,398	390
*	Mitel Networks Corp.	36,781	390
*	Jive Software Inc.	47,461	380
*	Pendrell Corp.	202,636	371
*,^ MeetMe Inc.		111,347	363
*	Textura Corp.	14,000	353
*	Rocket Fuel Inc.	7,797	334
*	Edgewater Technology Inc.	46,566	333
	Concurrent Computer Corp.	40,714	333
*	ShoreTel Inc.	37,147	319
*	E2open Inc.	13,400	316
*	Emcore Corp.	60,428	305
*	Quantum Corp.	248,082	303
*	Nanometrics Inc.	16,593	298
*	Photronics Inc.	33,314	284
*	Parkervision Inc.	58,498	281
*	Merge Healthcare Inc.	113,737	278
*	Millennial Media Inc.	38,185	264
*	Supertex Inc.	7,904	261
*	Systemax Inc.	17,314	258
*	PDF Solutions Inc.	14,148	257
*	VASCO Data Security International Inc.	33,863	255
*	FalconStor Software Inc.	157,919	250
*	LRAD Corp.	118,475	249
	Digimarc Corp.	7,821	246

*	Vocus Inc.	18,210	243
	PC Connection Inc.	11,926	242
*	Endurance International Group Holdings Inc.	18,074	235
*	Rosetta Stone Inc.	20,321	228
	PC-Tel Inc.	25,151	220
*	Oclaro Inc.	70,562	219
*,^ Cyan Inc.		47,816	204
*	Clearfield Inc.	8,417	194
*	UniTek Global Services Inc.	105,753	192
	Preformed Line Products Co.	2,778	190
*	Cascade Microtech Inc.	18,793	190
*	Lantronix Inc.	89,562	186
	Evolving Systems Inc.	20,622	186
*	Inphi Corp.	11,546	186
*	GSI Technology Inc.	26,114	180
	United Online Inc.	15,390	178
*	Seachange International Inc.	16,877	176
*	MaxLinear Inc.	18,480	175
*	eGain Corp.	24,686	174
*	Zix Corp.	42,053	174
*	Benefitfocus Inc.	3,666	172
*	Vocera Communications Inc.	10,161	166
*	support.com Inc.	63,843	163
*	Sigma Designs Inc.	32,557	155
*	Procera Networks Inc.	14,819	154
*	RingCentral Inc. Class A	8,503	154
	QAD Inc. Class A	7,308	149
*	Authentidate Holding Corp.	146,691	145
*	Telenav Inc.	23,763	142
*	QuickLogic Corp.	27,004	141
*	Rudolph Technologies Inc.	12,228	140
*	Novatel Wireless Inc.	78,198	138
*	Qualys Inc.	5,101	130
*	Mitek Systems Inc.	33,388	129
*	CVD Equipment Corp.	8,553	119
*	Identive Group Inc.	103,793	117
*	Zhone Technologies Inc.	27,092	114
*	Hutchinson Technology Inc.	39,231	111
	Simulations Plus Inc.	16,100	107
*	Mattson Technology Inc.	45,776	106
*	Crossroads Systems Inc.	43,650	105
*	Pericom Semiconductor Corp.	13,248	104
*	Qumu Corp.	6,425	103
*	Innodata Inc.	35,130	102
*	Vringo Inc.	28,067	97
*	ePlus Inc.	1,709	95
*	Crexendo Inc.	27,483	93
*	A10 Networks Inc.	6,107	92
*	MoSys Inc.	19,562	89
*	Pixelworks Inc.	15,645	87
*	PLX Technology Inc.	14,181	86
*	Exa Corp.	6,278	83
	Mastech Holdings Inc.	5,931	82
*	Nimble Storage Inc.	2,162	82
*	Aerohive Networks Inc.	7,609	80
*	NCI Inc. Class A	7,496	80
*	Intermolecular Inc.	25,996	73

*	Smith Micro Software Inc.	36,488	73
*	Rally Software Development Corp.	5,200	70
*,^ Park City Group Inc.		7,553	69
*	Ikanos Communications Inc.	78,544	68
*	Westell Technologies Inc. Class A	18,333	68
*	TeleCommunication Systems Inc. Class A	27,799	64
*	BSQUARE Corp.	19,990	63
*	ClearOne Inc.	5,669	58
*	Radisys Corp.	15,728	56
*	Varonis Systems Inc.	1,533	55
*	Castlight Health Inc. Class B	2,449	52
*	ADDvantage Technologies Group Inc.	14,730	49
*	Synacor Inc.	18,940	47
*	NetSol Technologies Inc.	9,569	44
*	RELM Wireless Corp.	13,400	42
	CSP Inc.	5,391	42
*	2U Inc.	3,056	42
*	ID Systems Inc.	6,809	39
*	Q2 Holdings Inc.	2,453	38
*	PAR Technology Corp.	7,772	38
*	Amber Road Inc.	2,460	38
*	Numerex Corp. Class A	3,305	36
*	Meru Networks Inc.	7,840	35
*	GigOptix Inc.	20,182	34
*	Ultra Clean Holdings Inc.	2,430	32
*	Voltari Corp.	8,324	30
*	ChyronHego Corp.	9,980	28
*	GSE Systems Inc.	13,415	23
*	Violin Memory Inc.	5,789	23
*	Boingo Wireless Inc.	3,400	23
	Transact Technologies Inc.	1,540	18
*	Intellicheck Mobilisa Inc.	16,110	15
*	Wave Systems Corp. Class A	15,726	14
	Communications Systems Inc.	1,077	14
*	Inuvo Inc.	17,600	13
*	Cobra Electronics Corp.	3,967	13
*	Borderfree Inc.	613	11
	QAD Inc. Class B	573	10
*	Key Tronic Corp.	850	9
*	Overland Storage Inc.	9,096	7
*	Selectica Inc.	829	6
	Optical Cable Corp.	959	4
*	inTEST Corp.	900	4
*	Cover-All Technologies Inc.	1,300	2
*	Bridgeline Digital Inc.	1,800	2
*	Superconductor Technologies Inc.	656	2
*	Netlist Inc.	100	—
			5,663,921
Telecommunications (2.2%)
	Verizon Communications Inc.	7,415,603	352,760
	AT&T Inc.	9,323,968	326,992
	CenturyLink Inc.	1,034,995	33,989
*	SBA Communications Corp. Class A	230,119	20,932
*	T-Mobile US Inc.	503,360	16,626
*	Sprint Corp.	1,410,234	12,960
*	Level 3 Communications Inc.	315,905	12,365
	Frontier Communications Corp.	1,789,904	10,202

	Windstream Holdings Inc.	1,067,385	8,795
*	tw telecom inc Class A	257,898	8,062
	Telephone & Data Systems Inc.	164,903	4,322
*	8x8 Inc.	181,387	1,961
	Atlantic Tele-Network Inc.	28,237	1,861
*	Cincinnati Bell Inc.	536,630	1,857
*	Vonage Holdings Corp.	237,531	1,014
	United States Cellular Corp.	23,438	961
	Shenandoah Telecommunications Co.	29,162	942
	Consolidated Communications Holdings Inc.	45,889	918
	EarthLink Holdings Corp.	247,311	893
*	General Communication Inc. Class A	76,341	871
*	Cbeyond Inc.	107,112	777
*	Alaska Communications Systems Group Inc.	328,385	634
	IDT Corp. Class B	35,949	599
*	Iridium Communications Inc.	79,547	597
	USA Mobility Inc.	32,415	589
	NTELOS Holdings Corp.	39,122	528
	HickoryTech Corp.	40,033	512
	Lumos Networks Corp.	28,613	383
*	NII Holdings Inc.	296,578	353
*	FairPoint Communications Inc.	17,505	238
*,^ Elephant Talk Communications Corp.		200,169	212
*	inContact Inc.	22,079	212
*	Intelsat SA	9,810	184
*	ORBCOMM Inc.	18,297	125
*	Straight Path Communications Inc. Class B	16,734	123
*	Hawaiian Telcom Holdco Inc.	2,246	64
	Alteva	7,638	63
*	Towerstream Corp.	19,717	46
			825,522
Utilities (3.2%)
	Duke Energy Corp.	1,264,789	90,078
	NextEra Energy Inc.	779,499	74,536
	Dominion Resources Inc.	1,041,028	73,903
	Southern Co.	1,590,075	69,868
	Exelon Corp.	1,535,042	51,516
	Spectra Energy Corp.	1,199,828	44,322
	American Electric Power Co. Inc.	873,305	44,242
	Sempra Energy	417,008	40,350
	PPL Corp.	1,129,759	37,440
	PG&E Corp.	819,711	35,411
	Public Service Enterprise Group Inc.	906,402	34,570
	Edison International	583,403	33,026
	Consolidated Edison Inc.	524,670	28,148
	Xcel Energy Inc.	892,259	27,089
	Northeast Utilities	565,066	25,710
	FirstEnergy Corp.	749,974	25,522
	DTE Energy Co.	317,126	23,559
	ONEOK Inc.	372,212	22,053
	Entergy Corp.	319,832	21,381
	NiSource Inc.	562,390	19,982
	Wisconsin Energy Corp.	405,099	18,857
	NRG Energy Inc.	582,684	18,529
	CenterPoint Energy Inc.	768,168	18,198
	Ameren Corp.	434,710	17,910
	AES Corp.	1,166,743	16,661

* Calpine Corp.	719,551	15,046
American Water Works Co. Inc.	320,220	14,538
CMS Energy Corp.	478,825	14,020
SCANA Corp.	227,681	11,685
Alliant Energy Corp.	199,146	11,313
Pinnacle West Capital Corp.	197,529	10,797
ITC Holdings Corp.	282,414	10,548
AGL Resources Inc.	213,202	10,438
National Fuel Gas Co.	142,693	9,994
UGI Corp.	205,758	9,385
Pepco Holdings Inc.	449,065	9,197
Integrys Energy Group Inc.	143,217	8,543
Atmos Energy Corp.	177,203	8,352
Westar Energy Inc. Class A	230,825	8,116
Aqua America Inc.	317,298	7,955
Questar Corp.	314,077	7,469
Great Plains Energy Inc.	275,955	7,462
TECO Energy Inc.	391,122	6,708
Vectren Corp.	147,848	5,824
Cleco Corp.	108,522	5,489
IDACORP Inc.	90,210	5,004
Piedmont Natural Gas Co. Inc.	139,828	4,948
Black Hills Corp.	80,361	4,633
Hawaiian Electric Industries Inc.	182,063	4,628
Portland General Electric Co.	140,971	4,559
Southwest Gas Corp.	83,327	4,454
UNS Energy Corp.	70,934	4,258
ALLETE Inc.	80,004	4,194
PNM Resources Inc.	143,901	3,890
* Dynegy Inc. Class A	153,960	3,840
New Jersey Resources Corp.	76,223	3,796
UIL Holdings Corp.	101,951	3,753
WGL Holdings Inc.	93,241	3,735
* ONE Gas Inc.	93,359	3,354
Avista Corp.	108,637	3,330
NorthWestern Corp.	69,799	3,311
South Jersey Industries Inc.	58,867	3,302
El Paso Electric Co.	78,687	2,811
Empire District Electric Co.	107,763	2,621
Laclede Group Inc.	55,425	2,613
MGE Energy Inc.	64,558	2,533
American States Water Co.	74,539	2,407
Northwest Natural Gas Co.	48,241	2,123
California Water Service Group	73,742	1,765
Chesapeake Utilities Corp.	18,490	1,168
SJW Corp.	37,119	1,097
Ormat Technologies Inc.	32,354	971
Connecticut Water Service Inc.	25,226	862
^ Atlantic Power Corp.	290,954	844
Unitil Corp.	16,080	528
* Genie Energy Ltd. Class B	44,732	446
Middlesex Water Co.	16,081	351
* Cadiz Inc.	40,409	285
York Water Co.	12,613	257
Artesian Resources Corp. Class A	11,011	247
* US Geothermal Inc.	257,490	193
Delta Natural Gas Co. Inc.	9,196	190

*	Pure Cycle Corp.	21,848	132
Gas Natural Inc.	2,653	27
1,199,200
Total Common Stocks (Cost $24,804,894)	37,310,113
Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.122%	233,986,000	233,986

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.060%	6/2/14	1,000	1,000
[4,6] Federal Home Loan Bank Discount Notes	0.090%	4/4/14	3,000	3,000
[4,6] Federal Home Loan Bank Discount Notes	0.060%	5/23/14	1,200	1,200
[4,6] Federal Home Loan Bank Discount Notes	0.074%	6/18/14	2,000	1,999
[4,6] Federal Home Loan Bank Discount Notes	0.075%	6/24/14	2,500	2,500
6	Federal Home Loan Bank Discount Notes	0.065%	6/27/14	3,000	2,999
6	Federal Home Loan Bank Discount Notes	0.080%	7/16/14	3,500	3,499
[4,6] Federal Home Loan Bank Discount Notes	0.090%	8/6/14	500	500
16,697
Total Temporary Cash Investments (Cost $250,684)	250,683
Total Investments (100.1%) (Cost $25,055,578)	37,560,796
Other Assets and Liabilities-Net (-0.1%)[3]	(29,515)
Net Assets (100%)	37,531,281

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,651,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $62,156,000 of collateral received for securities on loan.
4 Securities with a value of $10,198,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors

Institutional Total Stock Market Index Fund

as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,309,707	—	406
Temporary Cash Investments	233,986	16,697	—
Futures Contracts—Assets[1]	1,830	—	—
Total	37,545,523	16,697	406
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Institutional Total Stock Market Index Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2014	1,433	133,599	1,178
S&P 500 Index	June 2014	133	61,998	456
E-mini Russell 2000 Index	June 2014	145	16,972	(190)
				1,444

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2014, the cost of investment securities for tax purposes was $25,056,832,000. Net unrealized appreciation of investment securities for tax purposes was $12,503,964,000, consisting of unrealized gains of $12,954,825,000 on securities that had risen in value since their purchase and $450,861,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 19, 2014

VANGUARD INSTITUTIONAL INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.